Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$5,177	$4,711,070
Clear Channel International BV, 6.63%, 08/01/25 (Call 08/09/22)(a)(b)	2,050	2,030,525
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/29/22)(a)(b)	8,200	7,583,524
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	6,683	5,379,815
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	6,434	5,174,995
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	3,530	3,106,400
3.75%, 02/15/28 (Call 02/15/23)(b)	2,792	2,624,480
4.00%, 02/15/30 (Call 02/15/25)(b)	3,366	3,098,908
4.88%, 01/15/29 (Call 01/15/24)(b)	2,974	2,892,215
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,776	1,283,160
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	3,204	2,738,397
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	3,195	2,699,191
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	4,622	4,366,265
6.25%, 06/15/25 (Call 08/29/22)(a)(b)	2,030	2,010,085
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	7,089	5,936,896
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	2,930	2,537,573
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	6,455	5,165,381
		63,338,880
Aerospace & Defense — 2.1%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	5,340	4,607,352
7.13%, 06/15/26 (Call 06/15/23)(a)	8,065	7,487,546
7.45%, 05/01/34(a)(b)	2,418	2,091,570
7.50%, 12/01/24 (Call 08/29/22)(a)(b)	5,078	4,976,440
7.50%, 03/15/25 (Call 08/29/22)(a)(b)	8,203	7,997,925
7.88%, 04/15/27 (Call 08/29/22)(a)(b)	12,037	11,134,225
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	2,801	2,716,946
4.95%, 08/15/25 (Call 05/15/25)(b)	2,401	2,377,314
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	4,545	4,077,774
5.13%, 10/01/24 (Call 07/01/24)	5,397	5,435,858
5.90%, 02/01/27(b)	4,036	4,195,039
5.95%, 02/01/37(b)	3,904	3,873,760
6.75%, 01/15/28(b)	2,043	2,152,301
6.88%, 05/01/25 (Call 04/01/25)	4,084	4,298,410
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)(b)	3,242	3,025,207
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	6,196	5,843,943
5.75%, 10/15/27 (Call 07/15/27)(a)	7,195	6,794,131
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	2,111	1,901,504
3.95%, 06/15/23 (Call 05/15/23)(b)	91	87,588
4.60%, 06/15/28 (Call 03/15/28)	4,955	4,141,116
5.50%, 01/15/25 (Call 10/15/22)(a)	2,351	2,341,902
7.50%, 04/15/25 (Call 08/29/22)(a)	7,353	7,324,250
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	8,324	7,491,600
4.88%, 05/01/29 (Call 05/01/24)	5,360	4,795,860
Security	Par (000)	Value

Aerospace & Defense (continued)
5.50%, 11/15/27 (Call 11/15/22)	$17,367	$16,394,274
6.25%, 03/15/26 (Call 08/29/22)(a)	25,094	25,214,702
6.38%, 06/15/26 (Call 08/29/22)(b)	5,939	5,909,305
7.50%, 03/15/27 (Call 08/29/22)(b)	3,724	3,784,757
8.00%, 12/15/25 (Call 08/29/22)(a)	5,132	5,317,881
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/29/22)	2,747	2,741,314
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/29/22)(a)(b)	2,955	2,829,413
7.75%, 08/15/25 (Call 08/29/22)(b)	3,374	2,887,705
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	2,020	2,089,427
		178,338,339
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/09/22)(a)(b)	3,217	3,222,406
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	4,615	4,772,971
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)(b)	1,781	1,579,880
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	5,627	5,109,316
10.50%, 11/01/26 (Call 08/29/22)(a)(b)	3,738	3,633,486
		18,318,059
Airlines — 1.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	8,204	7,547,680
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3,879	3,398,974
American Airlines Inc., 11.75%, 07/15/25(a)	16,228	18,013,080
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	21,831	21,470,570
5.75%, 04/20/29(a)(b)	19,350	18,527,625
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	5,078	4,830,447
3.75%, 10/28/29 (Call 07/28/29)(b)	3,431	2,981,632
4.38%, 04/19/28 (Call 01/19/28)(b)	2,992	2,798,268
7.38%, 01/15/26 (Call 12/15/25)(b)	5,687	5,971,886
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	8,214	7,984,747
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	2,673	2,793,257
United Airlines Holdings Inc.
4.88%, 01/15/25(b)	2,902	2,775,763
5.00%, 02/01/24(b)	583	572,496
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	12,365	11,870,400
4.63%, 04/15/29 (Call 10/15/28)(a)	13,075	12,045,344
		123,582,169
Apparel — 0.3%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)(b)	2,295	1,779,153
4.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,002	1,641,987
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	3,998	3,963,700
4.88%, 05/15/26 (Call 02/15/26)(a)	6,370	6,200,142
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)(b)	2,455	2,070,227
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	3,040	2,747,461
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)(b)	59	56,660
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	4,623	4,239,621

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The), 5.63%, 03/15/27 (Call 08/29/22)(a)(b)	$2,670	$2,648,386
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	3,644	3,174,835
		28,522,172
Auto Manufacturers — 2.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	5,975	5,160,846
4.75%, 10/01/27 (Call 10/01/22)(a)	3,238	3,077,104
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	3,374	3,320,708
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	10,325	10,926,534
Ford Holdings LLC, 9.30%, 03/01/30(b)	1,076	1,213,190
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	11,495	9,598,325
4.35%, 12/08/26 (Call 09/08/26)(b)	7,002	6,876,987
4.75%, 01/15/43	8,878	7,313,252
5.29%, 12/08/46 (Call 06/08/46)(b)	6,103	5,248,580
6.38%, 02/01/29(b)	347	353,073
6.63%, 10/01/28(b)	1,982	2,085,034
7.40%, 11/01/46	1,815	1,846,527
7.45%, 07/16/31(b)	5,053	5,507,770
9.00%, 04/22/25 (Call 03/22/25)	650	720,077
9.63%, 04/22/30 (Call 01/22/30)(b)	2,100	2,509,500
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	5,555	5,206,278
2.70%, 08/10/26 (Call 07/10/26)	6,785	6,165,869
2.90%, 02/16/28 (Call 12/16/27)(b)	3,437	2,981,664
2.90%, 02/10/29 (Call 12/10/28)	4,075	3,423,734
3.37%, 11/17/23	3,030	2,968,265
3.38%, 11/13/25 (Call 10/13/25)	10,135	9,670,918
3.63%, 06/17/31 (Call 03/17/31)	5,110	4,334,098
3.66%, 09/08/24	3,395	3,290,006
3.81%, 01/09/24 (Call 11/09/23)	2,435	2,404,642
3.82%, 11/02/27 (Call 08/02/27)	3,866	3,543,382
4.00%, 11/13/30 (Call 08/13/30)	7,704	6,809,705
4.06%, 11/01/24 (Call 10/01/24)(b)	6,330	6,227,137
4.13%, 08/04/25	6,201	6,115,736
4.13%, 08/17/27 (Call 06/17/27)(b)	5,490	5,208,363
4.27%, 01/09/27 (Call 11/09/26)	4,197	4,017,368
4.39%, 01/08/26	6,019	5,858,385
4.54%, 08/01/26 (Call 06/01/26)	3,125	3,039,063
4.69%, 06/09/25 (Call 04/09/25)	2,757	2,737,232
4.95%, 05/28/27 (Call 04/28/27)(b)	6,835	6,715,387
5.11%, 05/03/29 (Call 02/03/29)(b)	6,345	6,168,546
5.13%, 06/16/25 (Call 05/16/25)	8,270	8,244,446
5.58%, 03/18/24 (Call 02/18/24)(b)	5,380	5,428,474
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	2,926	2,253,020
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	3,285	2,533,819
5.88%, 01/15/28 (Call 01/15/24)(a)	4,315	3,372,126
7.75%, 10/15/25 (Call 10/15/22)(a)	4,725	4,520,833
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/29/22)(a)(b)	3,865	3,771,196
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	3,800	3,262,581
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)(b)	3,832	3,326,483
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	2,602	2,141,836
		201,498,099
Security	Par (000)	Value

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/30/22)(a)(b)	$5,617	$5,252,962
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	3,730	3,263,750
6.25%, 03/15/26 (Call 08/09/22)(b)	1,327	1,254,645
6.50%, 04/01/27 (Call 08/29/22)(b)	2,700	2,592,000
6.88%, 07/01/28 (Call 07/01/23)(b)	2,597	2,454,634
Clarios Global LP, 6.75%, 05/15/25 (Call 08/29/22)(a)(b)	2,464	2,475,384
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 08/29/22)(a)(b)	4,819	4,848,637
8.50%, 05/15/27 (Call 08/29/22)(a)(b)	13,403	13,527,380
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 08/15/22)(a)(b)	2,254	1,063,510
13.00%, 06/01/24 (Call 08/29/22)(a)(b)	623	663,495
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/29/22)(a)	3,612	3,557,820
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	2,085	1,735,538
4.50%, 02/15/32 (Call 02/15/27)(b)	2,002	1,673,095
5.38%, 11/15/27 (Call 11/15/22)(b)	3,417	3,211,980
5.63%, 06/15/28 (Call 06/15/23)(b)	2,654	2,470,306
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	3,092	2,774,761
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)	4,090	3,058,502
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	4,779	4,544,884
5.00%, 05/31/26 (Call 08/29/22)(b)	5,380	5,286,926
5.00%, 07/15/29 (Call 04/15/29)(b)	5,660	5,161,920
5.25%, 04/30/31 (Call 01/30/31)(b)	3,697	3,318,057
5.25%, 07/15/31 (Call 04/15/31)(b)	4,430	3,852,106
5.63%, 04/30/33 (Call 01/30/33)	2,565	2,249,505
9.50%, 05/31/25 (Call 08/15/22)	3,452	3,637,070
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 08/09/22), (5.50% PIK)(a)(c)	2,871	2,476,927
6.00%, 05/15/27 (Call 08/09/22), (6.75% PIK)(a)(b)(c)	2,896	2,575,471
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(b)(c)	2,817	2,436,705
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)(b)	1,735	1,721,987
6.25%, 06/01/25 (Call 08/29/22)(a)(b)	703	724,041
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	3,730	3,021,300
Tenneco Inc.
5.00%, 07/15/26 (Call 08/29/22)(b)	4,508	4,429,110
5.13%, 04/15/29 (Call 04/15/24)(a)	3,820	3,754,755
7.88%, 01/15/29 (Call 01/15/24)(a)	2,228	2,210,065
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(b)	2,234	2,134,113
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	2,421	1,755,951
ZF North America Capital Inc., 4.75%, 04/29/25(a)	7,519	7,157,231
		118,326,523
Banks — 1.4%
Commerzbank AG, 8.13%, 09/19/23(a)	4,095	4,197,900
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(b)(d)	3,817	3,568,306
4.50%, 04/01/25(b)	8,645	8,405,580
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(d)	7,786	6,065,761

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(d)	$7,680	$5,846,170
4.88%, 12/01/32 (Call 12/01/27)(d)	6,831	5,892,906
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(b)(d)	2,740	2,502,052
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	6,421	7,024,574
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	3,664	2,810,877
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	3,525	2,895,142
8.13%, 11/15/24 (Call 08/29/22)(a)(b)	2,689	2,406,655
8.25%, 04/15/25 (Call 08/29/22)(a)	3,958	3,542,410
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(d)	4,895	3,741,703
4.95%, 06/01/42 (Call 06/01/41)(a)(d)	4,660	3,188,586
5.02%, 06/26/24(a)	11,987	11,606,880
5.71%, 01/15/26(a)(b)	9,542	9,228,085
Lloyds Banking Group PLC, 3.37%, 12/14/46 (Call 09/14/41)(d)	277	198,637
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	602	607,255
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3 mo. LIBOR US + 1.460%)(a)(d)(e)	4,280	4,490,957
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(b)(d)	1,048	1,029,439
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(d)	2,995	2,729,081
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(d)	9,545	7,836,419
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	6,780	6,065,258
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	7,885	7,308,495
		113,189,128
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)(b)	5,170	4,465,588
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)(b)	4,879	3,669,152
		8,134,740
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,865	2,175,996
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	4,315	3,824,255
		6,000,251
Building Materials — 1.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	2,576	2,337,617
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	8,580	7,342,549
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	3,593	3,327,578
6.38%, 06/15/32 (Call 06/15/27)(a)	4,463	4,446,710
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	1,960	1,827,700
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	2,676	1,792,920
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	3,087	2,431,013
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)(b)	3,356	2,981,407
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	6,025	5,764,419
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)(b)	1,916	1,772,584
Jeld-Wen Inc. 4.63%, 12/15/25 (Call 08/29/22)(a)(b)	2,577	2,377,283
Security	Par (000)	Value

Building Materials (continued)
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	$2,709	$2,241,698
6.25%, 05/15/25 (Call 08/29/22)(a)	898	894,336
Koppers Inc., 6.00%, 02/15/25 (Call 08/29/22)(a)	2,847	2,712,422
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)(b)	2,035	1,764,874
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	1,806	1,554,245
5.38%, 02/01/28 (Call 02/01/23)(a)	4,387	4,288,293
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	3,380	2,860,362
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	3,475	3,031,938
9.75%, 07/15/28 (Call 07/15/23)(a)	2,001	1,675,413
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(a)(b)	3,780	3,082,292
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)(b)	3,415	3,085,350
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	7,370	6,838,549
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	7,648	6,218,971
4.38%, 07/15/30 (Call 07/15/25)(a)	9,855	8,608,145
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,165	5,856,750
5.00%, 02/15/27 (Call 08/29/22)(a)(b)	4,754	4,559,276
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)	4,176	3,931,437
6.50%, 03/15/27 (Call 08/09/22)(a)(b)	1,780	1,748,642
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)(b)	3,440	1,929,424
		103,284,197
Chemicals — 2.2%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	3,795	3,025,184
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	2,556	2,184,410
6.88%, 05/15/43 (Call 02/15/43)	1,808	1,827,174
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	5,300	4,449,668
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	2,550	2,014,500
Avient Corp., 7.13%, 08/01/30(a)	1,885	1,942,342
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	4,577	3,990,544
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	2,930	2,798,739
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	3,980	3,492,450
5.38%, 05/15/27 (Call 02/15/27)(b)	3,227	3,081,785
5.75%, 11/15/28 (Call 11/15/23)(a)	5,721	5,452,056
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/29/22)(a)(b)	2,397	2,111,057
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	3,495	3,180,450
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	3,040	2,576,339
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	5,536	5,111,001
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)(b)	4,085	3,589,530
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 08/15/22)(a)(b)	811	822,760
GPD Companies Inc., 10.13%, 04/01/26 (Call 08/29/22)(a)(b)	3,119	2,876,870

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	$2,016	$1,873,670
4.25%, 10/15/28 (Call 10/15/23)	1,769	1,574,410
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	2,545	2,133,174
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	3,086	2,447,507
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)(b)	2,805	2,483,295
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	3,271	2,902,391
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	1,866	1,721,385
Iris Holding Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	2,450	2,033,500
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	2,418	2,073,217
Mativ Inc., 6.88%, 10/01/26 (Call 08/29/22)(a)(b)	2,242	1,972,736
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	571	550,301
5.13%, 10/15/27 (Call 04/15/27)	4,613	4,267,025
5.25%, 12/15/29 (Call 09/15/29)	5,199	4,587,754
5.65%, 12/01/44 (Call 06/01/44)	1,788	1,305,240
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	2,232	2,045,262
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	3,702	3,216,075
4.88%, 06/01/24 (Call 03/03/24)(a)	5,814	5,694,076
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	2,956	2,890,554
5.25%, 06/01/27 (Call 03/03/27)(a)	6,645	6,372,555
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)	2,340	1,989,000
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	3,518	3,262,945
5.13%, 09/15/27 (Call 08/29/22)	2,361	2,271,046
5.63%, 08/01/29 (Call 08/01/24)	5,216	5,007,360
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	4,655	3,938,326
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	2,435	1,741,025
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)(b)	2,076	1,390,359
Rain CII Carbon LLC/CII Carbon Corp., 7.25%,
04/01/25 (Call 08/29/22)(a)(b)	3,315	3,132,675
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/29/22)(a)(b)	983	983,000
7.63%, 01/15/26 (Call 01/15/24)(a)	3,306	2,958,870
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	7,372	6,404,572
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	4,637	3,923,593
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	4,710	3,940,221
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(a)	1,960	1,670,900
3.38%, 03/15/30 (Call 03/15/25)(a)	1,450	1,166,859
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,761	1,925,798
5.38%, 09/01/25 (Call 08/29/22)(a)(b)	3,787	3,266,288
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	7,263	6,260,867
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	3,728	3,091,556
4.25%, 02/15/30 (Call 02/15/25)(a)	3,811	3,458,025
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/29/22)(a)(b)	2,437	1,833,867
Security	Par (000)	Value

Chemicals (continued)
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)(b)	$4,667	$3,394,869
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	5,584	5,346,680
5.63%, 10/01/24(a)(b)	1,892	1,815,393
5.63%, 08/15/29 (Call 08/15/24)(a)	6,995	5,903,780
		186,748,860
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 08/29/22)(a)(b)	1,123	1,111,770
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	1,926	2,003,040
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 08/29/22)(a)	702	716,139
Peabody Energy Corp., 6.38%, 03/31/25 (Call 08/29/22)(a)(b)	244	237,322
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	3,010	2,553,864
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	2,320	2,146,766
		8,768,901
Commercial Services — 4.4%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	6,250	5,625,000
4.88%, 07/15/32(a)(b)	4,221	3,739,342
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	2,827	2,648,588
Albion Financing 1 Sarl/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(a)	3,535	3,110,029
8.75%, 04/15/27 (Call 10/15/23)(a)(b)	2,980	2,667,100
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	6,417	4,933,069
6.63%, 07/15/26 (Call 08/29/22)(a)(b)	10,850	10,513,324
9.75%, 07/15/27 (Call 08/29/22)(a)(b)	7,000	6,408,920
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	7,625	6,770,237
4.63%, 06/01/28 (Call 06/01/24)(a)	4,880	4,257,800
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)(b)	2,388	2,004,583
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	2,329	2,112,778
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	3,601	3,449,486
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)(b)	2,040	1,718,700
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,279	1,897,222
Aptim Corp., 7.75%, 06/15/25 (Call 08/15/22)(a)(b)	3,327	2,330,896
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	5,325	4,441,465
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	3,797	3,760,943
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	3,492	3,238,830
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	835	761,623
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	3,761	3,390,407
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	3,812	3,476,201
5.75%, 07/15/27 (Call 08/29/22)(a)(b)	1,977	1,887,238
5.75%, 07/15/27 (Call 08/29/22)(a)	2,561	2,430,288

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	$6,169	$5,752,562
3.50%, 06/01/31 (Call 03/01/31)(b)	6,275	5,427,875
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	3,673	3,361,244
5.50%, 07/15/25 (Call 08/29/22)(a)(b)	2,334	2,356,511
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	2,461	2,141,316
Cimpress PLC, 7.00%, 06/15/26 (Call 08/29/22)(a)	4,053	3,382,228
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	280	278,608
4.75%, 10/15/27 (Call 07/15/27)(b)	1,707	1,426,073
8.25%, 04/15/26 (Call 04/15/24)	4,100	4,073,184
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	5,026	3,876,302
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)(b)	2,071	2,002,202
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	3,210	2,802,073
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	3,179	2,867,935
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	3,185	2,507,789
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	3,950	3,719,453
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	3,764	3,437,247
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	4,845	4,450,229
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	4,455	4,287,038
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 08/29/22)	742	714,369
5.88%, 10/15/24 (Call 08/29/22)	672	625,040
6.00%, 04/15/26 (Call 08/29/22)(b)	1,166	885,586
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/09/22)(a)	1,413	1,415,692
Grand Canyon University
4.13%, 10/01/24(b)	2,850	2,722,605
5.13%, 10/01/28 (Call 08/01/28)	2,375	2,232,500
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	3,465	3,227,093
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/29/22)(a)	7,138	7,138,000
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	3,315	2,950,350
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	6,361	5,438,941
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	1,781	1,674,852
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	2,365	2,131,740
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	4,445	3,780,837
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)(b)	2,320	2,284,372
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	6,750	6,277,500
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	8,284	7,045,956
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	5,580	4,840,650
Nielsen Co. Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 08/29/22)(a)(b)	1,752	1,722,802
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)(b)	4,780	4,494,494
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	4,040	3,840,121
5.63%, 10/01/28 (Call 10/01/23)(a)	6,621	6,488,580
5.88%, 10/01/30 (Call 10/01/25)(a)	4,811	4,720,794
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,713	2,078,484
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)	3,350	2,688,375

Security	Par (000)	Value

Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	$7,435	$6,780,869
5.25%, 04/15/24(a)(b)	3,035	3,031,206
5.75%, 04/15/26(a)(b)	7,871	7,999,061
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	7,940	7,278,439
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	3,915	3,211,929
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)(b)	2,940	2,331,961
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/29/22)(a)	2,883	2,890,208
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(a)	2,572	2,404,820
8.25%, 07/01/27 (Call 07/01/23)	979	898,612
8.50%, 04/15/29(a)	25	36,500
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	6,429	6,374,964
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	4,623	4,703,440
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	5,881	5,226,739
4.00%, 05/15/31 (Call 05/15/26)	5,040	4,637,027
4.63%, 12/15/27 (Call 12/15/22)(b)	3,030	2,988,186
5.13%, 06/01/29 (Call 06/01/24)	5,055	5,055,000
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)(b)	2,630	2,468,913
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,130	1,261,634
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	4,719	4,540,802
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	2,055	1,782,400
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)(b)	2,775	2,428,125
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/15/22)(a)(b)	4,604	3,138,171
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	3,437	3,011,671
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	5,340	4,693,967
3.88%, 02/15/31 (Call 08/15/25)(b)	6,968	6,358,439
4.00%, 07/15/30 (Call 07/15/25)	4,963	4,565,960
4.88%, 01/15/28 (Call 01/15/23)(b)	10,007	9,990,388
5.25%, 01/15/30 (Call 01/15/25)	4,856	4,909,295
5.50%, 05/15/27 (Call 08/29/22)(b)	1,825	1,855,122
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/29/22)(a)(b)	6,707	6,736,880
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)(b)	5,581	5,567,438
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	3,310	3,103,638
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	3,300	2,409,000
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	3,714	3,317,233
		365,131,708
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)(b)	2,407	2,221,878
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	4,007	3,800,479
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	2,850	2,718,800
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	12,855	11,286,369
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a) (b)	3,162	2,663,985

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	$4,202	$3,838,233
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/29/22)(b)	2,407	1,156,034
9.38%, 07/15/25 (Call 08/15/22)(a)(b)	4,437	3,449,767
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	6,424	1,959,320
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	1,240	1,119,100
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	4,422	4,206,262
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	7,381	7,086,314
5.25%, 10/01/30 (Call 10/01/25)(a)	3,773	3,640,304
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	2,558	2,502,031
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,556	2,488,438
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	2,568	2,472,650
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	4,048	3,814,430
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	2,978	2,832,939
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	3,360	2,811,715
3.38%, 07/15/31 (Call 01/15/26)(b)	3,787	3,042,972
4.09%, 06/01/29 (Call 03/01/29)	3,223	2,929,594
4.13%, 01/15/31 (Call 10/15/30)(b)	3,935	3,429,549
4.75%, 06/01/23	71	70,910
4.75%, 01/01/25	2,366	2,348,576
4.88%, 03/01/24 (Call 01/01/24)	1,647	1,638,665
4.88%, 06/01/27 (Call 03/01/27)	3,222	3,201,057
5.75%, 12/01/34 (Call 06/01/34)(b)	2,615	2,356,959
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 08/09/22)(a)(b)	1,262	1,257,545
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	3,507	3,305,348
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	8,055	7,954,324
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,452	1,959,271
		99,563,818
Cosmetics & Personal Care — 0.2%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	4,963	4,874,162
6.50%, 04/15/26 (Call 08/29/22)(a)(b)	3,221	3,154,728
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	3,460	3,140,677
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,480	2,226,209
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	5,282	5,179,265
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	2,675	1,605,000
		20,180,041
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	2,752	2,352,960
4.00%, 01/15/28 (Call 01/15/23)(a)	3,740	3,500,154
Avient Corp., 5.75%, 05/15/25 (Call 08/29/22)(a)	3,431	3,449,596
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)(b)	4,306	3,757,028
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/29/22)(a)(b)	2,529	2,478,420
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	7,840	6,801,200
IAA Inc., 5.50%, 06/15/27 (Call 08/29/22)(a)(b)	2,865	2,863,295

Security	Par (000)	Value

Distribution & Wholesale (continued)
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/29/22)(a)(b)	$4,735	$4,669,894
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	1,825	1,555,429
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	3,092	2,990,799
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/29/22)(a)	2,885	1,442,500
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	4,414	2,626,330
		38,487,605
Diversified Financial Services — 3.5%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/29/22)(a)(b)	2,610	2,642,625
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(d)	5,130	4,552,875
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	3,223	2,879,057
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	7,798	7,897,192
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)(b)	2,541	2,243,476
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)(b)	2,247	1,823,081
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	2,340	2,160,265
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	2,673	2,244,086
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	2,735	2,045,835
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	5,486	3,529,190
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	5,161	3,058,254
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/09/22)(a)(b)	1,174	1,126,746
6.63%, 03/15/26 (Call 08/09/22)(b)	3,113	3,097,435
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	6,345	4,315,932
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	3,937	3,965,740
Enova International Inc.
8.50%, 09/01/24 (Call 08/29/22)(a)	785	743,555
8.50%, 09/15/25 (Call 08/29/22)(a)(b)	2,206	2,029,520
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(b)	2,259	1,750,329
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 08/29/22), (7.25% PIK)(a)(c)	11,196	8,621,221
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(a)	2,225	1,910,719
5.38%, 12/01/24 (Call 08/29/22)(a)(b)	3,792	3,569,220
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)(b)	2,730	1,767,106
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)(b)	2,033	1,597,930
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	3,735	2,566,094
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	3,515	3,242,588
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	6,375	5,343,444
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	1,932	1,707,405
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	3,787	2,300,603
6.50%, 11/01/25 (Call 11/01/22)(a)	3,189	2,043,583
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)	1,944	1,590,059
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	6,053	5,629,290

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.38%, 05/15/31 (Call 05/15/26)(a)	$2,594	$2,356,307
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	1,767	1,712,558
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	2,535	2,043,692
6.50%, 05/01/28 (Call 05/01/24)(a)(b)	6,295	5,783,846
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	4,285	3,563,272
5.50%, 08/15/28 (Call 08/15/23)(a)	5,560	4,885,850
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	3,890	3,253,012
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	3,263	3,021,995
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	3,265	2,803,003
5.00%, 03/15/27 (Call 09/15/26)(b)	4,945	4,469,835
5.50%, 03/15/29 (Call 06/15/28)	4,365	3,742,289
5.63%, 08/01/33	3,757	2,915,032
5.88%, 10/25/24(b)	2,695	2,641,870
6.13%, 03/25/24	4,552	4,528,307
6.75%, 06/25/25(b)	3,892	3,785,242
6.75%, 06/15/26	3,969	3,780,472
7.25%, 09/25/23(b)	604	612,129
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	3,835	3,491,111
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	13,238	11,617,669
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	5,260	4,478,585
3.88%, 09/15/28 (Call 09/15/24)(b)	3,818	3,161,323
4.00%, 09/15/30 (Call 09/15/25)(b)	5,560	4,364,600
5.38%, 11/15/29 (Call 05/15/29)(b)	5,196	4,418,345
5.63%, 03/15/23	48	48,006
6.13%, 03/15/24 (Call 09/15/23)(b)	5,896	5,814,930
6.63%, 01/15/28 (Call 07/15/27)(b)	5,166	4,843,797
6.88%, 03/15/25	7,479	7,385,512
7.13%, 03/15/26	10,671	10,329,252
8.25%, 10/01/23(b)	637	646,556
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	2,540	2,442,312
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	3,650	2,973,217
5.38%, 10/15/25 (Call 10/15/22)(a)	4,531	4,242,921
5.75%, 09/15/31 (Call 09/15/26)(a)	3,283	2,727,125
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	2,391	2,231,881
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,220	1,911,975
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	1,623	1,607,498
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/29/22)(a)	2,330	2,099,913
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	1,475	1,455,515
4.88%, 03/15/27 (Call 09/15/26)	2,542	2,487,703
6.63%, 03/15/25 (Call 09/15/24)	1,583	1,613,995
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	6,920	6,111,329
3.63%, 03/01/29 (Call 03/01/24)(a)	4,755	4,065,525
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	7,834	6,451,153
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	5,718	4,620,230
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	3,864	3,387,182
4.20%, 10/29/25 (Call 09/29/25)(b)	2,917	2,834,019
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/29/22)(a)	2,073	2,105,608

Security	Par (000)	Value

Diversified Financial Services (continued)
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/29/22)(a)(b)	$929	$919,516
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	5,051	4,598,127
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	4,564	3,916,368
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	3,265	2,841,138
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)	5,552	4,833,127
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	3,890	3,576,660
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	2,015	1,434,927
		287,981,816
Electric — 2.4%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(d)	4,640	4,097,584
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	5,579	4,952,339
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	8,014	7,773,580
4.63%, 02/01/29 (Call 02/01/24)(a)	4,259	3,829,948
5.00%, 02/01/31 (Call 02/01/26)(a)	5,545	4,916,918
5.13%, 03/15/28 (Call 03/15/23)(a)	9,432	8,871,739
5.25%, 06/01/26 (Call 08/29/22)(a)(b)	1,734	1,749,242
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	6,149	5,384,214
3.75%, 01/15/32 (Call 01/15/27)(a)	2,225	1,895,237
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	5,847	5,656,972
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	2,379	2,306,203
4.35%, 04/15/29 (Call 01/15/29)(b)	2,538	2,335,313
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/09/22)(a)	2,749	2,722,802
Electricite de France SA, 5.63%, (Call 01/22/24), (10 year USD Swap + 3.041%)(a)(b)(d)(e)	8,695	8,229,557
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3 mo. LIBOR US + 5.440%)(b)(d)	7,406	7,360,062
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	690	654,638
2.65%, 03/01/30 (Call 12/01/29)(b)	3,238	2,849,440
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	1,800	1,652,778
Series B, 2.25%, 09/01/30 (Call 06/01/30)	2,979	2,524,702
Series B, 4.40%, 07/15/27 (Call 04/15/27)	9,070	8,885,879
Series C, 3.40%, 03/01/50 (Call 09/01/49)	5,280	3,940,728
Series C, 5.35%, 07/15/47 (Call 01/15/47)	4,763	4,267,386
Series C, 7.38%, 11/15/31	5,344	6,230,249
InterGen NV, 7.00%, 06/30/23 (Call 08/29/22)(a)(b)	994	956,248
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	2,525	2,097,196
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	2,595	2,563,328
4.25%, 07/15/24 (Call 04/15/24)(a)	3,534	3,501,381
4.25%, 09/15/24 (Call 07/15/24)(a)	226	221,178
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	4,457	4,404,965
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	2,995	2,583,187
3.63%, 02/15/31 (Call 02/15/26)(a)	6,293	5,271,044
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	6,974	5,960,887
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	5,539	5,192,812
5.75%, 01/15/28 (Call 01/15/23)(b)	5,168	4,980,195
6.63%, 01/15/27 (Call 08/15/22)	1,828	1,855,420

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	$3,970	$3,682,890
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	6,206	5,665,706
5.25%, 07/01/30 (Call 07/01/25)(b)	6,296	5,650,660
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	4,441	3,805,715
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/29/22)(a)	1,762	1,691,518
TransAlta Corp., 6.50%, 03/15/40	2,153	2,064,770
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	8,745	8,129,964
5.00%, 07/31/27 (Call 08/09/22)(a)(b)	9,048	8,908,208
5.50%, 09/01/26 (Call 08/09/22)(a)(b)	5,311	5,374,785
5.63%, 02/15/27 (Call 08/09/22)(a)	8,190	8,216,290
		195,865,857
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	5,030	4,153,975
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	4,070	3,457,099
6.50%, 12/31/27 (Call 08/31/24)(a)(b)	1,936	1,793,212
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)(b)	1,803	1,649,745
5.00%, 04/30/23 (Call 01/30/23)(a)(b)	62	61,845
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/29/22)(a)	9,130	9,436,768
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	8,368	8,669,332
		29,221,976
Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)(b)	2,850	2,479,500
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	5,965	5,681,662
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	12,243	11,447,205
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	2,718	2,586,544
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	6,712	6,103,222
4.88%, 10/15/23(a)(b)	1,620	1,621,012
5.00%, 10/01/25(a)(b)	4,624	4,647,998
5.63%, 11/01/24(a)(b)	2,075	2,093,256
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	4,737	4,115,908
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	3,261	3,026,784
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	2,885	2,549,084
		46,352,175
Energy - Alternate Sources — 0.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	2,350	2,149,037
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 08/29/22)(a)(b)	3,255	3,227,430
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	2,480	2,331,200
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	4,516	4,198,006
5.00%, 01/31/28 (Call 07/31/27)(a)	4,512	4,335,603
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	3,815	3,707,319
		19,948,595
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	7,188	7,288,560
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)(b)	2,240	1,987,493

Security	Par (000)	Value

Engineering & Construction (continued)
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	$6,288	$5,109,000
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 04/27/23)(a)(b)	572	507,225
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/29/22)(a)(b)	6,550	5,411,938
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	2,275	2,037,287
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	3,875	2,746,556
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	2,792	2,561,130
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	1,041	1,009,839
4.25%, 09/15/28 (Call 06/15/28)(b)	4,154	3,813,880
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(a)	2,425	1,911,870
7.50%, 04/15/32 (Call 04/15/27)(a)	1,900	1,465,375
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	1,945	1,735,718
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(a)	2,060	2,038,782
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	2,300	1,886,000
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	2,320	2,121,322
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	2,130	1,889,486
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	2,285	2,065,137
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	3,287	2,860,013
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/15/22)(a)(b)	2,762	2,458,020
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	2,450	2,147,758
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	2,431	1,999,772
		57,052,161
Entertainment — 3.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	3,292	2,852,667
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)(b)	3,843	1,875,922
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)	5,859	5,199,218
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)	9,291	7,350,190
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 08/29/22)(a)(b)	2,600	2,480,990
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	4,145	3,880,756
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	7,890	6,689,142
6.25%, 07/01/25 (Call 08/09/22)(a)	19,917	19,867,207
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	11,185	11,185,000
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 08/09/22)(a)(b)	6,183	6,183,927
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)(b)	1,460	1,375,232
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	7,282	7,118,592
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	3,968	3,795,253
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/29/22)(b)	2,682	2,613,716
5.50%, 05/01/25 (Call 08/29/22)(a)	4,877	4,910,529
6.50%, 10/01/28 (Call 10/01/23)(b)	1,970	1,936,402

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	$5,832	$5,528,823
5.50%, 04/01/27 (Call 08/29/22)(a)(b)	3,303	3,289,458
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	5,620	5,005,397
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	2,556	2,453,760
8.75%, 05/01/25 (Call 08/29/22)(a)(b)	440	458,405
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	2,295	2,031,075
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)(b)	2,368	2,131,200
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 08/29/22)(a)(b)	1,583	1,579,793
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	4,860	4,638,117
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	5,175	4,997,368
6.25%, 01/15/27 (Call 07/15/26)(a)	5,185	5,275,737
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	6,841	6,952,166
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)(b)	3,168	2,627,263
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	6,179	5,029,918
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	3,080	2,817,468
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	6,813	6,489,382
4.88%, 11/01/24 (Call 08/29/22)(a)(b)	3,381	3,368,659
5.63%, 03/15/26 (Call 08/29/22)(a)(b)	1,975	1,950,313
6.50%, 05/15/27 (Call 05/15/23)(a)	7,681	7,882,626
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	2,255	2,087,369
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	4,610	4,206,994
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/15/22)(a)(b)	1,305	1,334,650
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	7,671	6,865,545
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	2,535	2,029,414
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)(b)	4,578	4,959,073
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,294	1,909,067
5.63%, 01/15/27 (Call 08/29/22)(a)(b)	2,647	2,458,751
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)(b)	780	803,400
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	5,045	4,073,838
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	4,815	3,768,469
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)(b)	2,410	2,198,161
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(a)	1,950	1,550,105
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	6,970	5,668,528
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)	5,251	4,712,773
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	4,046	4,115,632
7.25%, 11/15/29 (Call 11/15/24)(a)	3,515	3,576,513
8.63%, 07/01/25 (Call 08/29/22)(a)	3,082	3,201,428
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	4,393	3,938,325

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/29/22)(a)(b)	$4,676	$4,611,658
5.50%, 04/15/27 (Call 08/29/22)(a)(b)	3,668	3,462,561
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/29/22)(a)(b)	2,436	2,505,207
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	2,400	2,175,912
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	4,475	4,371,896
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/29/22)(a)(b)	2,916	2,981,318
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	4,685	4,069,063
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	3,775	3,458,353
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	3,420	3,118,356
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	4,973	4,338,943
7.75%, 04/15/25 (Call 08/29/22)(a)	4,321	4,364,210
		266,737,183
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 08/29/22)(a)	2,819	2,798,844
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,454	2,380,764
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	4,690	4,177,524
5.00%, 09/01/30 (Call 09/01/25)	2,449	2,138,344
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	5,657	5,119,585
3.75%, 08/01/25 (Call 08/29/22)(a)(b)	4,094	3,973,698
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	4,817	4,345,801
4.25%, 06/01/25 (Call 08/29/22)(a)(b)	1,972	1,932,560
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	3,535	3,154,987
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	4,950	4,553,653
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	2,763	2,780,987
Harsco Corp., 5.75%, 07/31/27 (Call 08/29/22)(a)(b)	3,373	2,557,510
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	4,310	3,814,350
5.88%, 06/30/29 (Call 06/30/24)(a)	6,469	5,050,090
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	3,855	3,524,742
5.38%, 07/15/24 (Call 08/15/22)(a)(b)	3,227	3,217,513
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	1,539	1,673,663
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/29/22)(a)(b)	3,689	3,412,325
		60,606,940
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	4,268	3,966,252
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	8,503	7,445,822
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	9,605	9,073,758
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	6,297	5,761,755
5.88%, 02/15/28 (Call 08/29/22)(a)	5,443	5,279,710
7.50%, 03/15/26 (Call 08/29/22)(a)(b)	3,065	3,165,159
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/29/22)(b)	5,182	5,011,564
5.25%, 09/15/27 (Call 08/29/22)(b)	4,149	3,796,335
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	2,732	1,977,334
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)	2,875	2,591,841

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
7.50%, 04/15/25 (Call 08/29/22)(a)(b)	$3,695	$3,556,437
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/29/22)(a)(b)	2,342	2,083,921
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 08/09/22)(a)(b)	2,194	1,453,681
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)(b)	2,035	1,832,172
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	5,800	5,405,401
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	4,405	4,132,748
4.88%, 05/15/28 (Call 11/15/27)(a)	3,054	2,975,360
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	7,342	6,524,101
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	6,381	6,287,901
6.88%, 05/01/25 (Call 08/29/22)(a)(b)	600	609,000
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	5,465	4,614,509
4.25%, 04/15/31 (Call 04/15/26)(a)	6,359	5,699,254
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	5,267	5,267,000
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	8,375	7,432,812
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	9,064	8,128,233
5.50%, 12/15/29 (Call 12/15/24)(a)	8,803	8,321,124
5.63%, 01/15/28 (Call 12/01/22)(a)	6,963	6,858,555
5.75%, 03/01/27 (Call 08/15/22)(a)(b)	4,002	3,991,995
Safeway Inc., 7.25%, 02/01/31(b)	1,907	1,874,581
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)	1,962	1,765,900
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/09/22)(a)(b)	3,037	1,821,775
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	5,442	4,968,328
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	3,528	3,069,360
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	3,595	3,293,919
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	5,700	5,320,580
6.25%, 04/15/25 (Call 08/29/22)(a)(b)	4,939	5,031,606
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	3,957	3,981,731
		164,371,514
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/29/22)(a)(b)	3,445	3,435,647
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	7,326	7,157,502
6.38%, 05/01/25 (Call 08/29/22)(a)(b)	10,175	10,193,722
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	2,655	2,318,461
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	4,338	3,849,975
		26,955,307
Forest Products & Paper — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	1,910	1,548,398
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)(b)	2,342	2,101,032
5.38%, 02/01/25(a)(b)	1,085	1,071,438
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)(b)	4,372	4,030,827
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	3,305	2,251,531
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(b)	5,951	5,571,624
5.50%, 01/15/26 (Call 08/29/22)	875	849,651

Security	Par (000)	Value

Forest Products & Paper (continued)
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	$2,030	$2,005,498
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	2,869	2,650,423
		22,080,422
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	4,451	4,475,436
5.63%, 05/20/24 (Call 03/20/24)	3,058	3,089,098
5.75%, 05/20/27 (Call 02/20/27)(b)	3,263	3,285,841
5.88%, 08/20/26 (Call 05/20/26)(b)	4,987	5,052,230
		15,902,605
Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 08/09/22)(a)(b)	1,990	1,771,100
Health Care - Products — 0.8%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	4,665	4,294,226
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	9,894	9,525,152
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	600	630,018
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	6,612	5,992,026
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	2,327	2,271,501
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	28,050	25,350,187
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	16,720	15,110,700
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	3,014	2,841,071
4.63%, 11/15/27 (Call 11/15/22)	2,468	2,427,204
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(a)(b)	804	801,990
		69,244,075
Health Care - Services — 5.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)(b)	3,311	3,208,525
5.50%, 07/01/28 (Call 07/01/23)(a)	3,308	3,266,485
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)(b)	1,920	1,424,602
Air Methods Corp., 8.00%, 05/15/25 (Call 08/29/22)(a)(b)	1,892	1,258,675
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	2,386	1,786,052
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	3,155	2,609,110
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)(b)	2,060	1,846,703
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	3,512	3,112,510
3.50%, 04/01/30 (Call 04/01/25)(a)	4,354	3,894,936
5.00%, 07/15/27 (Call 08/29/22)(a)(b)	2,804	2,806,215
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	14,380	12,870,100
2.50%, 03/01/31 (Call 12/01/30)	14,830	12,722,805
2.63%, 08/01/31 (Call 05/01/31)	8,935	7,619,222
3.00%, 10/15/30 (Call 07/15/30)	14,832	13,238,153
3.38%, 02/15/30 (Call 02/15/25)(b)	12,644	11,490,395
4.25%, 12/15/27 (Call 12/15/22)	14,789	14,530,385
4.63%, 12/15/29 (Call 12/15/24)(b)	21,004	20,715,195
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	3,070	2,832,944
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	3,793	3,470,278
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	3,269	3,195,447

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	$7,183	$5,782,315
5.25%, 05/15/30 (Call 05/15/25)(a)	10,035	8,429,400
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	12,470	11,082,712
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	5,835	5,091,037
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	8,905	4,760,880
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	4,827	2,677,585
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	10,880	6,038,400
8.00%, 03/15/26 (Call 08/29/22)(a)	13,764	13,144,620
8.00%, 12/15/27 (Call 12/15/22)(a)	4,636	4,404,200
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	9,835	7,474,600
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	17,258	14,151,560
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	5,045	4,667,634
4.63%, 04/01/31 (Call 04/01/26)	2,555	2,293,777
4.75%, 02/01/30 (Call 02/01/25)	5,365	4,948,461
5.75%, 09/15/25 (Call 08/29/22)(b)	1,032	1,034,410
Global Medical Response Inc., 6.50%, 10/01/25 (Call 08/03/22)(a)(b)	3,843	3,564,382
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 08/29/22)(a)(b)	2,371	2,240,595
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	3,285	2,997,530
5.38%, 02/01/25	5,775	5,890,658
5.63%, 09/01/28 (Call 03/01/28)	1,360	1,409,654
5.88%, 02/15/26 (Call 08/15/25)	660	681,839
5.88%, 02/01/29 (Call 08/01/28)	99	103,605
IQVIA Inc.
5.00%, 10/15/26 (Call 08/29/22)(a)	5,046	5,025,516
5.00%, 05/15/27 (Call 08/29/22)(a)	6,863	6,874,084
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/29/22)(a)(b)	4,302	3,818,025
6.75%, 04/15/25 (Call 08/29/22)(a)(b)	2,610	2,555,553
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	3,290	2,538,564
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	2,905	2,679,863
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	3,041	2,782,515
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	3,247	3,167,660
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	4,113	3,799,667
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	4,515	4,148,292
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	5,040	4,851,000
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	5,860	5,153,636
Quorum Health Corp., 11.63%, 04/15/23(f)(g)	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	4,626	3,402,516
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 08/29/22)(a)	9,342	8,781,480
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	5,044	4,535,397
Select Medical Corp., 6.25%, 08/15/26 (Call 08/29/22)(a)(b)	8,162	8,172,611
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/29/22)(a)(b)	3,113	2,955,576
10.00%, 04/15/27 (Call 08/29/22)(a)(b)	2,812	2,861,576
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	3,430	3,069,919
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)(b)	9,075	8,439,750
Security	Par (000)	Value

Health Care - Services (continued)
4.38%, 01/15/30 (Call 12/01/24)(a)(b)	$9,420	$8,750,426
4.63%, 07/15/24 (Call 08/29/22)(b)	5,063	5,059,101
4.63%, 09/01/24 (Call 08/15/22)(a)(b)	3,937	3,894,027
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	3,803	3,588,650
4.88%, 01/01/26 (Call 08/29/22)(a)(b)	13,675	13,468,507
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	9,652	9,507,220
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	15,765	15,370,875
6.13%, 06/15/30 (Call 06/15/25)(a)	11,415	11,530,520
6.25%, 02/01/27 (Call 08/29/22)(a)(b)	9,374	9,483,395
6.88%, 11/15/31(b)	2,548	2,458,820
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)(b)	4,938	4,592,340
US Renal Care Inc., 10.63%, 07/15/27 (Call 08/29/22)(a)	2,949	1,356,540
		419,442,212
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)(b)	1,950	1,496,625
5.25%, 04/15/29 (Call 04/15/24)(a)	6,961	6,143,222
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	1,449	1,461,527
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	5,550	4,994,473
4.75%, 09/15/24 (Call 06/15/24)	7,416	7,276,950
5.25%, 05/15/27 (Call 11/15/26)(b)	8,704	8,355,144
6.25%, 05/15/26 (Call 08/29/22)	7,588	7,543,687
6.38%, 12/15/25 (Call 08/29/22)(b)	4,366	4,356,700
Stena AB, 7.00%, 02/01/24(a)(b)	1,506	1,463,515
Stena International SA
5.75%, 03/01/24(a)(b)	1,689	1,612,659
6.13%, 02/01/25 (Call 08/09/22)(a)	3,045	2,915,193
		47,619,695
Home Builders — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)	2,198	1,703,766
4.63%, 04/01/30 (Call 04/01/25)(a)	2,405	1,826,036
6.63%, 01/15/28 (Call 01/15/23)(a)	1,585	1,386,748
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,999	1,760,219
7.25%, 10/15/29 (Call 10/15/24)	2,310	2,106,466
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2,949	2,285,134
5.00%, 06/15/29 (Call 06/15/24)(a)	2,601	1,998,868
6.25%, 09/15/27 (Call 09/15/22)(a)	3,714	3,336,843
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	3,440	2,928,900
6.75%, 06/01/27 (Call 08/29/22)(b)	2,847	2,893,292
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)(b)	3,102	2,706,495
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)	2,460	2,174,419
5.00%, 03/01/28 (Call 03/01/23)(a)(b)	1,802	1,580,841
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	2,171	1,990,243
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 08/29/22)(a)	55	53,979
KB Home
4.00%, 06/15/31 (Call 12/15/30)(b)	1,895	1,596,196
4.80%, 11/15/29 (Call 05/15/29)(b)	2,864	2,576,454
6.88%, 06/15/27 (Call 12/15/26)(b)	2,035	2,105,014

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
7.25%, 07/15/30 (Call 07/15/25)	$2,250	$2,261,250
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	1,894	1,559,936
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)(b)	2,260	1,875,485
4.95%, 02/01/28 (Call 02/01/23)(b)	2,397	2,207,089
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	3,801	3,058,893
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	3,331	2,924,823
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	2,970	2,616,608
5.13%, 06/06/27 (Call 12/06/26)(b)	1,628	1,591,159
6.00%, 06/01/25 (Call 03/01/25)(b)	2,702	2,740,851
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)(b)	2,015	1,632,389
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 08/15/22)(a)(b)	2,723	2,758,331
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)(b)	2,515	2,108,187
4.75%, 04/01/29 (Call 04/01/24)(a)	2,095	1,706,991
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	2,910	2,667,809
5.75%, 01/15/28 (Call 10/15/27)(a)	2,984	2,885,080
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	3,511	3,585,609
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	842	850,034
5.88%, 04/15/23 (Call 01/15/23)(a)	17	17,257
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	3,067	2,484,854
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	2,178	2,192,701
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	1,822	1,749,444
5.70%, 06/15/28 (Call 12/15/27)(b)	2,320	2,218,775
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	2,055	1,961,313
		86,664,781
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	5,090	4,123,969
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	5,435	4,682,579
		8,806,548
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	3,619	3,135,723
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	2,850	2,470,731
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	2,640	2,272,882
5.13%, 02/01/28 (Call 01/01/23)(b)	2,005	1,863,737
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	2,755	2,363,884
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	3,430	2,599,323
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	2,678	2,195,960
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,430	2,180,925
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	2,571	2,316,139
5.75%, 07/15/25 (Call 08/29/22)(b)	1,825	1,816,278
		23,215,582
Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 08/29/22)(a)(b)	1,559	1,500,537

Security	Par (000)	Value

Housewares (continued)
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 08/29/22)(a)	$4,745	$4,452,708
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)(b)	111	110,679
4.45%, 04/01/26 (Call 01/01/26)	12,804	12,639,596
4.88%, 06/01/25 (Call 05/01/25)(b)	2,595	2,620,950
5.63%, 04/01/36 (Call 10/01/35)	2,663	2,453,582
5.75%, 04/01/46 (Call 10/01/45)	4,357	3,731,248
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	3,182	2,625,150
4.38%, 02/01/32 (Call 08/01/26)(b)	2,723	2,232,860
4.50%, 10/15/29 (Call 10/15/24)(b)	2,846	2,433,330
5.25%, 12/15/26 (Call 08/15/22)(b)	324	309,270
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)(b)	4,145	2,942,950
		38,052,860
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	4,396	3,886,956
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	3,405	2,839,566
7.00%, 11/15/25 (Call 08/29/22)(a)(b)	5,963	5,724,480
10.13%, 08/01/26 (Call 08/29/22)(a)(b)	2,619	2,653,684
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	4,589	4,277,275
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	3,180	2,770,861
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	8,505	8,072,436
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	4,955	4,506,572
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(d)	2,263	2,267,383
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	3,992	3,552,880
7.00%, 08/15/25 (Call 08/29/22)(a)(b)	2,280	2,246,824
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)(b)	4,675	3,999,317
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(d)	3,740	3,208,805
5.75%, 09/01/40 (Call 09/01/25)(b)(d)	1,380	1,289,333
Genworth Holdings Inc.
4.80%, 02/15/24	544	542,837
6.50%, 06/15/34	2,120	1,833,800
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)(d)	4,730	3,911,922
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 08/29/22)(a)(b)	3,430	3,371,921
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	4,000	3,543,933
7.00%, 05/01/26 (Call 08/09/22)(a)(b)	9,662	9,540,935
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(d)	3,360	2,792,359
4.30%, 02/01/61 (Call 02/01/26)(a)	5,235	3,671,232
7.80%, 03/07/87(a)(b)	2,552	2,965,915
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	3,752	3,611,300
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	2,054	2,079,901
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)(b)	2,560	2,310,400
USI Inc./NY, 6.88%, 05/01/25 (Call 08/29/22)(a)(b)	3,753	3,662,506
		95,135,333

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 1.5%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	$2,400	$2,016,000
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,136	2,555,837
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	6,090	5,209,473
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	3,375	2,767,500
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	2,991	2,658,251
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	2,665	2,152,414
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	2,854	2,478,585
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)(b)	2,990	2,820,781
7.00%, 06/15/27 (Call 06/15/24)(a)(b)	2,975	2,986,447
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	4,554	3,327,012
Getty Images Inc., 9.75%, 03/01/27 (Call 08/15/22)(a)	1,668	1,576,260
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	6,181	5,502,481
5.25%, 12/01/27 (Call 08/29/22)(a)(b)	3,173	3,094,754
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 08/09/22)(a)(b)	3,138	2,137,762
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	2,685	2,206,748
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)	3,605	3,079,535
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	2,620	2,343,643
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	3,142	2,975,406
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	2,737	2,656,683
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	2,474	2,424,520
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	4,834	3,792,708
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(a)(b)	1,830	1,589,419
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	2,080	1,597,200
10.75%, 06/01/28 (Call 06/01/23)(a)(b)	1,665	1,486,013
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(a)	5,354	5,332,718
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	4,714	3,465,261
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(d)(e)	5,000	3,980,500
6.25%, (Call 04/22/31)(a)(b)(d)(e)	6,050	4,855,125
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/09/22)(a)	3,213	3,204,967
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)	4,657	4,431,135
5.00%, 03/01/30 (Call 12/01/29)(a)(b)	6,515	6,288,697
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	9,905	8,852,891
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	3,169	3,116,807
7.50%, 05/15/25 (Call 08/29/22)(a)	4,946	5,023,521
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	7,697	7,793,212
		121,780,266
Iron & Steel — 0.7%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)(b)	2,064	1,766,068
5.13%, 10/01/31 (Call 10/01/26)(b)	2,490	2,043,511
5.88%, 12/01/27 (Call 12/01/22)(b)	2,185	2,041,664
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 08/29/22)(a)(b)	3,941	3,273,828
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	4,869	4,986,757
Security	Par (000)	Value

Iron & Steel (continued)
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	$2,397	$2,227,746
7.63%, 03/15/30 (Call 03/15/25)	1,945	1,770,942
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	3,345	3,122,089
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	3,245	3,015,092
5.88%, 06/01/27 (Call 08/29/22)(b)	2,996	2,981,919
6.25%, 10/01/40(b)	2,031	1,757,241
6.75%, 03/15/26 (Call 08/29/22)(a)(b)	4,248	4,375,440
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	1,983	1,645,284
4.13%, 01/15/30 (Call 01/15/25)	2,313	2,028,270
4.38%, 03/15/32 (Call 03/15/27)	1,665	1,427,128
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 08/29/22)(a)	2,175	2,041,237
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	4,285	4,353,667
8.13%, 05/01/27 (Call 08/29/22)(a)(b)	4,023	3,995,280
8.50%, 05/01/30 (Call 05/01/25)(a)	3,950	3,999,375
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(a)	2,434	1,622,507
U.S. Steel Corp.
6.65%, 06/01/37(b)	2,109	1,816,901
6.88%, 03/01/29 (Call 03/01/24)(b)	5,029	4,829,952
		61,121,898
Leisure Time — 1.9%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)(b)	14,779	12,894,677
5.75%, 03/01/27 (Call 12/01/26)(a)	22,510	18,043,003
6.00%, 05/01/29 (Call 11/01/24)(a)	12,580	9,684,587
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	9,605	8,262,749
9.88%, 08/01/27 (Call 02/01/24)(a)	5,978	6,194,314
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	3,994	4,193,780
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	6,750	6,004,861
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/29/22)(a)	2,815	2,474,382
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	6,310	5,931,526
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	3,050	2,874,625
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	2,135	1,958,542
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	3,255	2,453,977
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/09/22)(a)	3,612	3,106,320
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	9,499	7,747,099
5.88%, 02/15/27 (Call 02/15/24)(a)	6,295	5,785,105
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	3,830	3,070,128
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	3,237	2,502,298
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	3,001	2,077,616
4.25%, 07/01/26 (Call 01/01/26)(a)	3,967	3,113,897
5.38%, 07/15/27 (Call 10/15/26)(a)	6,525	5,056,875
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	6,400	5,054,421
5.50%, 04/01/28 (Call 10/01/27)(a)(b)	9,735	7,294,338
7.50%, 10/15/27	2,027	1,608,891
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	161	163,433
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	200	204,497
11.50%, 06/01/25 (Call 08/09/22)(a)(b)	7,136	7,644,012
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	5,302	4,314,821

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
6.25%, 05/15/25 (Call 08/29/22)(a)(b)	$1,729	$1,547,455
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	3,152	2,545,965
13.00%, 05/15/25 (Call 08/15/22)(a)(b)	3,289	3,483,051
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(a)	2,620	2,262,776
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	3,140	2,386,400
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	4,762	4,225,275
		156,165,696
Lodging — 1.9%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 08/29/22)(a)(b)	1,122	1,126,356
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	7,220	6,937,626
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	4,880	4,490,722
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)	2,765	2,250,848
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	3,956	3,597,420
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	9,600	8,280,000
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	5,414	4,913,205
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	6,985	6,270,015
4.88%, 01/15/30 (Call 01/15/25)(b)	6,861	6,663,746
5.38%, 05/01/25 (Call 08/09/22)(a)(b)	1,709	1,709,000
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	3,709	3,730,600
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	3,130	2,629,200
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	5,530	4,893,082
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/15/22)	3,462	3,401,415
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	3,310	3,102,018
3.20%, 08/08/24 (Call 07/08/24)	11,025	10,706,292
3.50%, 08/18/26 (Call 06/18/26)	7,600	7,104,087
3.90%, 08/08/29 (Call 05/08/29)	4,313	3,853,660
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)	2,900	2,517,519
4.75%, 01/15/28 (Call 09/15/22)(b)	2,647	2,395,773
6.13%, 09/15/25 (Call 08/29/22)(a)(b)	1,175	1,180,875
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	2,466	2,293,235
4.75%, 10/15/28 (Call 07/15/28)(b)	4,816	4,364,837
5.50%, 04/15/27 (Call 01/15/27)(b)	4,329	4,199,108
5.75%, 06/15/25 (Call 03/15/25)(b)	3,441	3,400,052
6.00%, 03/15/23	456	459,929
6.75%, 05/01/25 (Call 08/29/22)(b)	4,455	4,536,482
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	4,687	4,252,187
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	3,115	2,718,710
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/29/22)(a)	1,722	1,601,108
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	19	18,833
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	4,030	3,469,669
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	2,336	1,913,691
5.65%, 04/01/24 (Call 02/01/24)	2,043	2,047,454
6.00%, 04/01/27 (Call 01/01/27)	3,112	3,101,435
6.60%, 10/01/25 (Call 07/01/25)	2,428	2,470,636
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	3,608	3,669,390
Security	Par (000)	Value

Lodging (continued)
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	$2,713	$2,492,449
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	77	76,423
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	5,955	5,523,263
5.50%, 03/01/25 (Call 12/01/24)(a)	11,206	11,040,375
		155,402,725
Machinery — 0.7%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,405	2,132,033
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)(b)	2,834	2,685,215
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,140	2,009,674
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	3,550	3,082,901
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)(b)	1,905	1,771,650
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 08/09/22), (13.75% PIK)(a)(b)(c)	3,458	3,366,029
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 08/15/22)(a)(b)	1,952	1,815,286
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/29/22)(a)(b)	1,842	1,745,295
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,529	2,304,820
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	2,015	1,410,500
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	3,265	2,697,706
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	2,305	2,265,216
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	3,566	3,182,227
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/30/22)(a)	3,939	3,525,405
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	2,956	2,675,180
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	9,506	9,125,760
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	5,135	4,544,475
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	4,700	4,161,667
Welbilt Inc., 9.50%, 02/15/24 (Call 08/04/22)(b)	1,213	1,213,485
		55,714,524
Manufacturing — 0.3%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)(b)	2,686	2,393,226
5.63%, 07/01/27 (Call 08/29/22)(a)(b)	1,630	1,582,388
EnPro Industries Inc., 5.75%, 10/15/26 (Call 08/29/22)(b)	1,838	1,820,557
FXI Holdings Inc.
7.88%, 11/01/24 (Call 08/29/22)(a)(b)	3,589	3,095,512
12.25%, 11/15/26 (Call 11/15/22)(a)	4,825	4,270,125
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 08/29/22)(a)(b)	2,636	2,577,112
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	2,186	1,825,480
5.00%, 09/15/26 (Call 07/15/26)(b)	2,022	1,965,566
5.75%, 06/15/25 (Call 08/29/22)(b)	1,429	1,454,008
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	4,710	4,272,394
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,622	1,592,974
		26,849,342

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 8.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	$7,896	$6,954,165
5.75%, 08/15/29 (Call 08/15/24)(a)	13,225	11,545,028
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	6,247	5,495,315
4.75%, 08/01/25 (Call 08/29/22)(b)	5,205	4,996,800
5.00%, 04/01/24 (Call 08/29/22)	1,940	1,932,725
Audacy Capital Corp.
6.50%, 05/01/27 (Call 08/15/22)(a)(b)	2,719	1,345,905
6.75%, 03/31/29 (Call 03/31/24)(a)	2,981	1,438,333
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)(b)	2,076	1,572,570
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	1,933	1,696,208
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	4,229	3,758,524
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	19,260	16,708,050
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	13,285	10,973,875
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	16,888	15,012,081
4.50%, 05/01/32 (Call 05/01/26)(b)	18,655	16,128,553
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	11,537	9,748,765
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	19,255	17,522,050
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	8,175	7,219,547
5.00%, 02/01/28 (Call 08/15/22)(a)(b)	14,328	13,826,520
5.13%, 05/01/27 (Call 08/29/22)(a)	18,258	17,882,798
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	9,790	9,329,380
5.50%, 05/01/26 (Call 08/29/22)(a)	4,162	4,192,341
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/29/22)(a)(b)	3,877	3,666,315
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	6,415	5,132,000
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	6,983	5,938,623
4.50%, 11/15/31 (Call 11/15/26)(a)	9,340	7,939,000
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	14,995	11,396,200
5.00%, 11/15/31 (Call 11/15/26)(a)	3,520	2,648,589
5.25%, 06/01/24(b)	3,348	3,314,520
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	6,060	5,757,000
5.50%, 04/15/27 (Call 08/29/22)(a)(b)	8,006	7,743,723
5.75%, 01/15/30 (Call 01/15/25)(a)	14,580	11,773,787
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	10,504	10,153,166
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	7,223	6,627,102
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 08/29/22)(a)(b)	3,234	2,884,721
Diamond Sports Group LLC/Diamond Sports
Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	16,788	3,693,360
6.63%, 08/15/27 (Call 08/15/22)(a)	6,320	584,600
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	24,034	22,389,834
DISH DBS Corp.
5.00%, 03/15/23	1,592	1,562,150
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	16,904	14,621,960
5.75%, 12/01/28 (Call 12/01/27)(a)	15,818	12,832,352
5.88%, 11/15/24(b)	12,012	11,050,174
7.38%, 07/01/28 (Call 07/01/23)(b)	6,364	4,536,068
7.75%, 07/01/26(b)	13,141	10,900,459
5.13%, 06/01/29	9,788	6,386,132
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	2,854	2,418,765
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	3,410	3,107,874

Security	Par (000)	Value

Media (continued)
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	$7,954	$7,019,405
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	5,146	4,424,054
5.88%, 07/15/26 (Call 08/29/22)(a)(b)	5,215	5,182,563
7.00%, 05/15/27 (Call 08/09/22)(a)(b)	4,435	4,462,719
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	3,019	2,712,194
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	5,571	5,093,008
6.38%, 05/01/26 (Call 08/15/22)(b)	4,147	4,035,446
8.38%, 05/01/27 (Call 08/15/22)(b)	8,854	7,993,391
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	5,135	4,505,282
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	6,967	6,763,441
Liberty Interactive LLC
8.25%, 02/01/30(b)	3,085	1,974,400
8.50%, 07/15/29(b)	2,117	1,423,683
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	5,480	4,915,067
8.00%, 08/01/29 (Call 08/01/24)(a)	4,732	3,974,880
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)	2,563	2,422,035
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	6,654	6,137,716
5.13%, 02/15/32 (Call 02/15/27)(a)	2,545	2,430,475
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	6,560	6,117,200
5.63%, 07/15/27 (Call 08/09/22)(a)	11,164	11,195,148
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3 mo. LIBOR US + 3.899%)(d)	4,246	3,950,035
6.38%, 03/30/62 (Call 03/30/27)(d)	6,585	6,219,766
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	5,600	5,176,640
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	6,270	4,975,057
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	2,681	2,405,206
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	3,295	2,759,563
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 08/29/22)(a)(b)	3,356	3,215,014
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	5,151	4,379,020
5.13%, 02/15/27 (Call 08/15/22)(a)(b)	2,525	2,255,545
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	3,194	2,550,225
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	6,024	5,678,042
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	10,235	8,904,450
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	12,733	11,828,957
4.13%, 07/01/30 (Call 07/01/25)(a)	9,652	8,714,308
5.00%, 08/01/27 (Call 08/29/22)(a)	9,211	9,135,193
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	8,086	7,944,495
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)(b)	2,087	1,669,600
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	6,820	6,661,264
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	2,498	2,480,477
5.00%, 09/15/29 (Call 09/15/24)(b)	6,804	6,651,318
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	5,400	4,869,450
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)(b)	3,919	3,592,704

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	$6,745	$6,093,871
5.13%, 02/15/25 (Call 08/09/22)(a)(b)	8,617	8,380,032
6.63%, 06/01/27 (Call 06/01/23)(a)	9,602	9,626,005
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	3,785	3,832,729
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	7,460	6,595,834
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	3,855	3,520,502
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)(b)	5,520	4,664,400
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	3,824	3,336,516
5.13%, 04/15/27 (Call 08/29/22)(a)(b)	4,309	4,179,730
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	2,236	2,244,385
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	5,945	5,036,336
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	5,585	5,026,500
5.50%, 05/15/29 (Call 05/15/24)(a)	9,193	8,733,350
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	3,015	2,753,961
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	10,200	9,096,462
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	3,245	2,766,363
6.00%, 01/15/27 (Call 08/29/22)(a)(b)	3,634	3,498,997
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	6,260	5,778,919
		662,301,335
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/22)(a)	2,951	2,891,980
6.38%, 06/15/30 (Call 07/15/25)(a)	3,450	3,476,444
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 08/29/22)(b)	2,198	1,752,905
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	3,025	2,742,304
		10,863,633
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	3,450	3,245,242
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	4,670	4,610,284
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	2,759	2,791,866
Arconic Corp.
6.00%, 05/15/25 (Call 08/29/22)(a)	4,060	4,089,563
6.13%, 02/15/28 (Call 02/15/23)(a)	6,788	6,784,131
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)(b)	1,807	1,606,152
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,421	1,625,096
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,301	1,206,950
6.75%, 12/01/27 (Call 12/01/22)(a)(b)	3,230	3,104,838
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	3,955	3,371,637
5.63%, 06/15/28 (Call 06/15/23)(a)(b)	1,945	1,753,407
5.88%, 02/15/26 (Call 08/29/22)(a)(b)	1,459	1,416,098
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)(b)	3,310	2,640,255
ERO Copper Corp., 6.50%, 02/15/30 (Call 02/15/25)(a)	110	77,825
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	9,175	7,964,955
4.50%, 09/15/27 (Call 06/15/27)(a)	4,352	4,014,720
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	3,669	3,700,755

Security	Par (000)	Value

Mining (continued)
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	$4,613	$4,400,387
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	5,315	5,051,907
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	3,177	3,129,539
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(a)	3,423	2,831,677
6.13%, 04/01/29 (Call 04/01/24)(a)	4,371	3,398,452
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	3,151	1,827,265
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 08/15/22)(a)(b)	1,914	1,994,082
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	3,240	2,610,792
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	3,327	2,842,619
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	2,530	1,986,050
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	5,075	4,722,592
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	4,740	4,052,700
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	10,592	9,797,971
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	3,135	2,799,555
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	2,505	1,999,591
		107,448,953
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)(b)	2,735	2,203,232
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,197	1,724,823
Xerox Corp.
3.80%, 05/15/24	1,213	1,182,675
4.63%, 03/15/23 (Call 02/15/23)(b)	638	636,266
4.80%, 03/01/35	1,853	1,417,882
6.75%, 12/15/39(b)	2,246	1,976,480
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	5,110	4,938,892
5.50%, 08/15/28 (Call 07/15/28)(a)	4,486	3,996,223
		18,076,473
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	1,890	1,663,200
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	3,275	3,128,280
		4,791,480
Oil & Gas — 6.5%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(a)	4,485	4,635,472
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	5,120	5,030,400
7.63%, 02/01/29 (Call 02/01/24)(a)	3,393	3,575,374
8.38%, 07/15/26 (Call 01/15/24)(a)(b)	960	1,044,000
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	3,820	3,680,398
4.38%, 10/15/28 (Call 07/15/28)(b)	2,385	2,224,013
4.75%, 04/15/43 (Call 10/15/42)	2,970	2,432,296
5.10%, 09/01/40 (Call 03/01/40)(b)	8,511	7,569,428
5.25%, 02/01/42 (Call 08/01/41)	2,355	2,048,836
5.35%, 07/01/49 (Call 01/01/49)	2,217	1,850,530
6.00%, 01/15/37	3,075	2,945,002
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	2,970	2,609,026
7.00%, 11/01/26 (Call 08/29/22)(a)(b)	3,181	3,098,040
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	2,415	2,353,321

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
9.00%, 11/01/27 (Call 11/01/26)(a)	$1,319	$1,597,702
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)(b)	3,368	3,431,150
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/29/22)(a)(b)	2,844	2,672,137
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	3,814	3,803,168
Callon Petroleum Co.
6.38%, 07/01/26 (Call 08/29/22)(b)	1,376	1,319,130
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	3,960	3,797,996
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	3,995	4,044,938
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(a)(b)	2,375	2,045,658
11.00%, 04/15/25 (Call 08/29/22)(a)	3,164	3,094,629
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 08/29/22)(a)	1,871	1,714,603
6.88%, 04/01/27 (Call 08/29/22)(a)	1,832	1,746,314
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	2,273	2,278,683
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	3,860	3,879,802
6.75%, 04/15/29 (Call 04/15/24)(a)	5,497	5,694,067
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/29/22)(a)(b)	7,583	7,545,085
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	4,195	4,027,200
7.00%, 06/15/25 (Call 08/29/22)(a)	7,250	7,140,887
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	2,150	2,019,495
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	3,353	3,260,793
7.25%, 03/14/27 (Call 08/29/22)(a)(b)	3,924	3,973,541
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(a)	4,851	4,440,266
7.75%, 02/15/26 (Call 02/15/24)(a)	1,460	1,432,384
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	6,780	6,369,946
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	7,512	7,436,880
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	2,462	2,286,853
5.63%, 10/15/25 (Call 08/29/22)(a)(b)	8,032	8,020,113
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/15/22)(a)(b)	3,353	3,208,737
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	2,616	2,367,480
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,400	3,248,054
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)(b)	4,305	4,207,276
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(a)	6,224	6,233,585
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	3,105	2,733,046
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)(b)	1,751	1,749,392
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/29/22)(a)	1,614	1,500,342
Global Marine Inc., 7.00%, 06/01/28	1,322	626,703
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)	1,554	1,297,590
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 08/15/22)(a)	1,024	870,154
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	648	650,960
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	3,625	3,302,955

Security	Par (000)	Value

Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	$4,358	$3,976,675
6.00%, 04/15/30 (Call 04/15/25)(a)	3,108	2,820,510
6.00%, 02/01/31 (Call 02/01/26)(a)	3,995	3,659,180
6.25%, 11/01/28 (Call 11/01/23)(a)	2,838	2,748,447
6.25%, 04/15/32 (Call 05/15/27)(a)	3,280	2,954,140
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)(b)	4,402	4,071,850
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	4,065	3,942,725
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	2,679	2,545,050
9.50%, 01/15/25 (Call 08/29/22)(b)	2,784	2,852,375
10.13%, 01/15/28 (Call 01/15/23)	2,078	2,106,739
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/09/22)(a)(b)	2,000	1,905,920
Matador Resources Co., 5.88%, 09/15/26 (Call 08/15/22)(b)	5,136	5,225,880
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	3,616	3,435,200
7.13%, 02/01/27 (Call 02/01/23)(a)	7,434	7,704,969
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/29/22)(a)(b)	4,538	4,128,763
10.50%, 05/15/27 (Call 08/29/22)(a)(b)	3,135	3,018,282
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/29/22)	1,730	1,734,325
5.88%, 12/01/27 (Call 12/01/22)(b)	3,274	3,237,168
6.13%, 12/01/42 (Call 06/01/42)	2,641	2,073,185
6.38%, 07/15/28 (Call 07/15/24)	4,506	4,497,754
6.88%, 08/15/24 (Call 08/29/22)(b)	1,172	1,174,126
7.05%, 05/01/29	1,080	1,054,295
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	3,221	2,948,632
7.38%, 05/15/27 (Call 05/15/24)(a)	4,225	4,182,750
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 08/29/22)(a)	3,108	2,820,510
7.50%, 01/15/28 (Call 01/15/23)(a)	3,095	2,692,341
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/30/22)(a)	5,160	4,986,624
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	5,130	4,963,275
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	2,285	2,250,725
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)(b)	116	110,691
3.50%, 08/15/29 (Call 05/15/29)	1,050	987,000
4.10%, 02/15/47 (Call 08/15/46)	150	121,519
5.50%, 12/01/25 (Call 09/01/25)	5,057	5,171,642
5.55%, 03/15/26 (Call 12/15/25)	9,895	10,167,112
5.88%, 09/01/25 (Call 06/01/25)	5,990	6,102,312
6.13%, 01/01/31 (Call 07/01/30)(b)	8,298	8,892,801
6.20%, 03/15/40	8,236	8,434,876
6.38%, 09/01/28 (Call 03/01/28)(b)	3,950	4,232,985
6.45%, 09/15/36(b)	13,933	15,495,307
6.60%, 03/15/46 (Call 09/15/45)	10,737	11,864,385
6.63%, 09/01/30 (Call 03/01/30)(b)	9,039	10,027,821
6.95%, 07/01/24	2,838	2,978,197
7.50%, 05/01/31(b)	5,815	6,742,667
7.88%, 09/15/31(b)	3,108	3,597,510
7.95%, 06/15/39	3,048	3,496,064
8.00%, 07/15/25 (Call 04/15/25)	3,368	3,706,080

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.50%, 07/15/27 (Call 01/15/27)(b)	$3,268	$3,733,690
8.88%, 07/15/30 (Call 01/15/30)(b)	5,800	6,945,500
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 08/29/22)(a)	2,065	1,979,974
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	5,269	4,625,497
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	5,300	4,742,440
5.88%, 07/15/27 (Call 08/29/22)(a)	2,819	2,748,525
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	2,200	1,886,075
5.15%, 11/15/29 (Call 08/15/29)	2,780	2,493,951
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	5,237	4,752,577
7.25%, 06/15/25 (Call 08/29/22)(b)	4,221	4,163,679
PDC Energy Inc.
5.75%, 05/15/26 (Call 08/29/22)(b)	4,169	4,075,197
6.13%, 09/15/24 (Call 08/29/22)	82	81,595
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	2,335	2,299,975
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	7,555	6,005,134
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	3,052	2,733,625
7.13%, 01/15/26 (Call 08/15/22)(a)	1,566	1,451,197
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	3,305	3,156,275
4.88%, 05/15/25 (Call 02/15/25)(b)	3,563	3,555,482
8.25%, 01/15/29 (Call 01/15/24)	3,903	4,179,684
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	4,200	4,057,074
SM Energy Co.
5.63%, 06/01/25 (Call 08/29/22)	2,235	2,198,681
6.50%, 07/15/28 (Call 07/15/24)	3,635	3,581,893
6.63%, 01/15/27 (Call 08/29/22)	425	423,406
6.75%, 09/15/26 (Call 08/29/22)	3,077	3,046,230
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	8,097	7,550,452
5.38%, 02/01/29 (Call 02/01/24)	4,169	4,075,198
5.38%, 03/15/30 (Call 03/15/25)(b)	7,767	7,642,223
5.95%, 01/23/25 (Call 10/23/24)(b)	1,980	2,004,027
7.75%, 10/01/27 (Call 10/01/22)(b)	2,135	2,226,592
8.38%, 09/15/28 (Call 09/15/23)(b)	2,006	2,156,450
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)	3,590	3,295,620
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	5,755	5,178,579
4.50%, 04/30/30	5,401	4,736,785
5.88%, 03/15/28 (Call 03/15/23)(b)	1,956	1,871,618
6.00%, 04/15/27 (Call 08/29/22)(b)	3,074	3,058,461
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	3,610	3,844,650
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	3,615	3,416,175
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	2,865	2,666,704
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 08/29/22)(a)(b)	1,006	961,055
Transocean Inc.
6.80%, 03/15/38	3,359	1,528,714
7.25%, 11/01/25 (Call 08/09/22)(a)	2,995	2,156,400
7.50%, 01/15/26 (Call 08/09/22)(a)	3,353	2,280,040
7.50%, 04/15/31	2,356	1,095,540
8.00%, 02/01/27 (Call 02/01/23)(a)	3,959	2,652,530
Security	Par (000)	Value

Oil & Gas (continued)
11.50%, 01/30/27 (Call 07/30/23)(a)	$4,814	$4,561,819
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/29/22)(a)	1,645	1,537,650
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 08/29/22)(a)(b)	4,050	3,715,875
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/29/22)(a)(b)	1,234	1,209,901
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 08/29/22)(a)(b)	1,305	1,278,872
6.88%, 05/01/30 (Call 05/01/25)(a)(b)	2,825	2,725,786
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)(b)	2,587	2,525,072
W&T Offshore Inc., 9.75%, 11/01/23 (Call 08/29/22)(a)	2,277	2,197,305
		537,074,663
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	5,629	5,093,738
6.88%, 04/01/27 (Call 08/29/22)(a)(b)	2,847	2,657,106
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	2,511	2,229,002
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	2,970	2,721,352
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 08/29/22)(a)(b)	2,122	1,952,697
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/29/22)(b)	2,746	2,621,974
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 08/29/22)(a)	1,575	939,228
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 08/29/22)(a)(b)	1,532	965,160
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)(b)	2,195	2,063,300
6.00%, 02/01/28 (Call 11/01/27)(b)	2,322	2,015,540
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 08/29/22)(a)	841	815,819
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 08/29/22)(a)(b)	1,194	1,128,427
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 08/29/22)	4,648	4,356,477
6.88%, 09/01/27 (Call 09/01/22)	5,034	4,602,486
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	3,556	3,383,392
8.63%, 04/30/30 (Call 10/30/24)(a)	10,563	9,552,121
11.00%, 12/01/24 (Call 08/29/22)(a)	616	622,337
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)	2,050	1,965,950
		49,686,106
Packaging & Containers — 2.4%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(a)(c)	5,660	4,283,375
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	4,030	3,741,089
4.00%, 09/01/29 (Call 05/15/24)(a)	7,130	6,131,800
6.00%, 06/15/27 (Call 06/15/24)(a)	3,228	3,320,805
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	7,830	6,929,550
5.25%, 04/30/25 (Call 08/29/22)(a)	4,945	4,722,475
5.25%, 08/15/27 (Call 08/29/22)(a)	5,050	3,841,324
5.25%, 08/15/27 (Call 08/29/22)(a)(b)	6,600	5,020,345

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	$8,257	$7,110,833
3.13%, 09/15/31 (Call 06/15/31)(b)	5,400	4,731,750
4.00%, 11/15/23(b)	4,351	4,340,122
4.88%, 03/15/26 (Call 12/15/25)	5,001	5,040,408
5.25%, 07/01/25(b)	6,464	6,541,568
Berry Global Inc.
4.50%, 02/15/26 (Call 08/29/22)(a)(b)	1,962	1,888,425
5.63%, 07/15/27 (Call 08/29/22)(a)(b)	2,556	2,579,451
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)(b)	500	466,056
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	2,882	2,592,423
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)	3,150	3,180,618
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	7,267	6,931,047
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)(b)	3,330	3,321,675
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	3,096	3,015,566
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/29/22)(b)	6,200	6,152,756
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	2,376	2,565,510
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)(b)	3,169	2,665,188
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	2,681	2,476,587
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	1,420	1,280,054
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	2,515	2,264,349
4.13%, 08/15/24 (Call 05/15/24)(b)	807	801,069
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	2,966	2,888,933
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)(b)	4,665	3,895,166
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	3,305	3,019,944
6.75%, 07/15/26 (Call 08/09/22)(a)	3,379	3,275,096
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	2,980	2,518,100
10.50%, 07/15/27 (Call 08/09/22)(a)(b)	4,611	4,380,450
Matthews International Corp., 5.25%, 12/01/25 (Call 08/29/22)(a)(b)	1,749	1,598,149
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/29/22)(a)(b)	7,626	7,542,991
7.25%, 04/15/25 (Call 08/29/22)(a)(b)	9,288	8,517,375
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	2,948	2,472,561
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)	2,154	2,023,403
5.88%, 08/15/23(a)(b)	1,875	1,875,000
6.38%, 08/15/25(a)(b)	2,088	1,996,070
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	3,639	3,500,063
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	6,708	5,910,218
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	3,268	2,892,180
Pactiv LLC, 7.95%, 12/15/25	2,104	1,872,318
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	2,675	2,541,250
5.00%, 04/15/29 (Call 04/15/25)(a)	3,045	3,014,550
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	1,836	1,858,950
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	2,224	2,269,214

Security	Par (000)	Value

Packaging & Containers (continued)
6.88%, 07/15/33(a)	$2,633	$2,817,310
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)(b)	3,483	3,265,312
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 08/09/22)(a)(b)	1,871	1,641,803
9.25%, 08/01/24 (Call 08/09/22)(a)(b)	2,299	2,115,080
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,209	1,954,965
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/29/22)(a)(b)	6,679	6,578,815
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	4,723	4,509,831
		200,681,315
Pharmaceuticals — 2.5%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	2,770	2,518,244
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	3,405	3,047,543
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	3,780	3,467,167
6.13%, 08/01/28 (Call 08/01/23)(a)(b)	2,400	2,271,291
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 08/29/22)(a)(b)	10,716	6,768,226
9.25%, 04/01/26 (Call 08/29/22)(a)(b)	9,912	6,888,840
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	10,821	8,616,221
5.00%, 01/30/28 (Call 01/30/23)(a)	7,323	3,899,497
5.00%, 02/15/29 (Call 02/15/24)(a)	5,841	2,957,766
5.25%, 01/30/30 (Call 01/30/25)(a)	7,388	3,796,250
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	6,169	3,162,846
5.50%, 11/01/25 (Call 08/29/22)(a)(b)	12,367	11,006,630
5.75%, 08/15/27 (Call 08/15/22)(a)	3,621	3,007,241
6.13%, 02/01/27 (Call 02/01/24)(a)	6,760	5,754,856
6.25%, 02/15/29 (Call 02/15/24)(a)	8,997	4,801,789
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	4,567	2,528,428
7.25%, 05/30/29 (Call 05/30/24)(a)	4,589	2,491,139
9.00%, 12/15/25 (Call 08/29/22)(a)	9,748	7,067,300
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	5,680	5,495,400
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	3,320	3,012,900
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	4,844	4,952,990
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	3,440	3,022,863
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 08/29/22)(a)	950	769,500
6.00%, 06/30/28 (Call 06/30/23)(a)	6,501	422,565
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	4,523	1,085,520
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	5,995	4,810,987
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	3,996	3,746,250
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	3,950	2,917,322
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/29/22)(a)	3,055	3,030,255
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	9,320	8,973,762
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	1,850	666,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 08/09/22)(a)(b)	2,200	1,584,000
10.00%, 04/15/25 (Call 08/15/22)(a)(b)	3,125	3,031,250
10.00%, 06/15/29 (Call 06/15/26)(a)(b)	2,319	1,414,590
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	3,099	3,067,359

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	$3,517	$3,209,263
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	13,930	13,170,815
5.13%, 04/30/31 (Call 04/30/26)(a)	12,940	12,115,075
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	3,115	2,799,759
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	4,065	4,065,650
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)(b)	3,047	2,041,490
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 08/29/22)(a)	10,033	8,084,892
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(b)	3,775	3,728,454
4.38%, 03/15/26 (Call 12/15/25)(b)	4,695	4,620,631
4.40%, 06/15/30 (Call 03/15/30)(b)	5,588	5,132,634
4.90%, 12/15/44 (Call 06/15/44)	1,655	1,301,499
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	2,410	2,282,487
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	4,104	3,529,440
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	2,752	2,655,680
		204,792,556
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	4,805	4,693,980
5.75%, 03/01/27 (Call 08/15/22)(a)(b)	4,526	4,504,615
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	3,733	3,665,451
7.88%, 05/15/26 (Call 05/15/23)(a)	4,127	4,319,607
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 08/29/22)(a)	1,602	1,507,059
7.63%, 12/15/25 (Call 12/15/22)(a)(b)	4,568	4,555,963
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	4,263	3,968,000
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	2,614	2,522,510
4.13%, 12/01/27 (Call 09/01/27)(b)	2,998	2,743,170
4.15%, 07/01/23 (Call 04/01/23)	1,216	1,199,912
4.35%, 10/15/24 (Call 07/15/24)(b)	2,371	2,329,128
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	2,765	2,543,800
5.60%, 10/15/44 (Call 04/15/44)	2,083	1,531,005
5.85%, 11/15/43 (Call 05/15/43)(b)	2,210	1,613,300
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	12,792	12,454,931
Cheniere Energy Partners LP
3.25%, 01/31/32(b)	7,485	6,530,663
4.00%, 03/01/31 (Call 03/01/26)	9,953	9,248,228
4.50%, 10/01/29 (Call 10/01/24)	10,207	9,888,899
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)	2,708	2,334,350
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	8,860	8,396,711
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/15/22)(a)(b)	3,693	3,545,280
5.75%, 04/01/25 (Call 08/29/22)(b)	1,968	1,938,480
6.00%, 02/01/29 (Call 02/01/24)(a)	4,518	4,115,988
8.00%, 04/01/29 (Call 04/01/24)(a)	3,155	3,118,970
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(b)	2,575	2,218,285
3.88%, 03/15/23 (Call 12/15/22)	19	19,076
Security	Par (000)	Value

Pipelines (continued)
5.13%, 05/15/29 (Call 02/15/29)	$3,163	$3,097,067
5.38%, 07/15/25 (Call 04/15/25)	5,522	5,660,050
5.60%, 04/01/44 (Call 10/01/43)	2,317	2,005,060
5.63%, 07/15/27 (Call 04/15/27)	3,462	3,565,860
5.85%, 05/21/43 (Call 05/21/23), (3 mo. LIBOR US + 3.850%)(a)(d)	45	38,912
6.45%, 11/03/36(a)	1,988	1,983,030
6.75%, 09/15/37(a)	3,092	3,061,080
8.13%, 08/16/30(b)	2,010	2,186,811
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)(b)	2,739	2,499,338
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	8,026	7,430,150
4.38%, 06/15/31 (Call 06/15/26)(a)	5,851	5,251,273
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	3,415	3,242,816
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	3,257	3,161,441
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	4,372	4,298,550
4.40%, 04/01/24 (Call 01/01/24)(b)	3,381	3,386,748
4.85%, 07/15/26 (Call 04/15/26)(b)	3,617	3,578,913
5.05%, 04/01/45 (Call 10/01/44)	3,010	2,219,123
5.45%, 06/01/47 (Call 12/01/46)	3,070	2,339,598
5.60%, 04/01/44 (Call 10/01/43)	2,126	1,653,588
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	3,135	3,056,625
4.13%, 12/01/26 (Call 09/01/26)	3,744	3,451,369
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	4,987	4,463,365
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	6,646	6,003,996
5.50%, 07/15/28 (Call 04/15/28)	5,356	5,061,741
6.00%, 07/01/25 (Call 04/01/25)(a)	3,562	3,535,463
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	5,604	5,615,600
6.50%, 07/15/48 (Call 01/15/48)(b)	3,581	3,008,040
7.50%, 06/01/27 (Call 06/01/24)(a)	1,900	1,941,620
7.50%, 06/01/30 (Call 12/01/29)(a)	3,610	3,715,141
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	3,380	3,388,450
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 08/29/22)(b)	1,608	1,546,151
6.25%, 05/15/26 (Call 08/29/22)(b)	1,928	1,786,832
6.50%, 10/01/25 (Call 08/29/22)(b)	3,690	3,575,223
7.75%, 02/01/28 (Call 02/01/23)(b)	4,145	3,999,096
8.00%, 01/15/27 (Call 01/15/24)	6,611	6,478,780
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)(b)	2,343	2,137,847
7.00%, 08/01/27 (Call 08/15/22)(b)	2,725	2,491,766
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	5,061	4,834,875
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	5,200	4,632,264
5.13%, 06/15/28 (Call 06/15/23)(a)	2,538	2,475,502
5.50%, 10/15/30 (Call 10/15/25)(a)	3,280	3,055,066
5.63%, 02/15/26 (Call 08/29/22)(a)(b)	3,827	3,812,649
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	2,739	2,525,510
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	2,685	2,658,432
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)	2,738	2,366,919
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	7,815	6,715,859
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	6,302	6,401,509

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/29/22)(a)	$2,070	$2,018,250
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	9,318	8,824,612
6.75%, 09/15/25 (Call 09/15/22)(a)	8,965	8,752,081
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	13,149	12,012,532
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/29/22)(b)	2,801	2,197,973
7.50%, 11/01/23 (Call 08/29/22)(b)	1,356	1,267,250
7.50%, 04/15/26 (Call 08/29/22)(b)	2,417	1,824,569
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	3,298	3,259,347
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	4,054	3,877,124
5.75%, 10/01/25 (Call 07/01/25)(b)	4,049	3,934,008
6.00%, 06/01/26 (Call 03/01/26)(b)	2,846	2,797,646
6.38%, 10/01/30 (Call 04/01/30)(b)	3,840	3,540,081
Rattler Midstream LP, 5.63%, 07/15/25 (Call 08/15/22)(a)	1,999	2,038,980
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	2,282	2,116,555
4.80%, 05/15/30 (Call 02/15/30)(a)	2,981	2,504,040
4.95%, 07/15/29 (Call 04/15/29)(a)	3,144	2,762,334
6.88%, 04/15/40(a)	2,928	2,481,480
7.50%, 07/15/38(a)	1,773	1,591,268
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	3,020	2,582,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 08/29/22)	1,185	930,225
8.50%, 10/15/26 (Call 10/15/23)(a)	5,355	5,109,286
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)	4,941	4,486,823
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	3,182	2,956,050
6.00%, 12/31/30 (Call 12/31/25)(a)	4,856	4,376,470
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	3,205	2,887,705
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	2,967	2,973,207
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 08/15/22)	2,353	1,999,321
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	8,005	6,949,461
3.88%, 08/15/29 (Call 02/15/29)(a)	7,851	7,244,275
4.13%, 08/15/31 (Call 02/15/31)(a)	8,011	7,385,261
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	3,171	3,107,643
3.95%, 06/01/25 (Call 03/01/25)	2,443	2,417,910
4.30%, 02/01/30 (Call 11/01/29)	7,763	7,260,035
4.50%, 03/01/28 (Call 12/01/27)	2,495	2,407,675
4.65%, 07/01/26 (Call 04/01/26)	3,035	3,012,662
4.75%, 08/15/28 (Call 05/15/28)	2,586	2,527,143
5.30%, 03/01/48 (Call 09/01/47)	4,380	3,841,004
5.45%, 04/01/44 (Call 10/01/43)	3,793	3,394,659
5.50%, 08/15/48 (Call 02/15/48)(b)	2,360	2,057,440
5.50%, 02/01/50 (Call 08/01/49)	6,336	5,668,217
		424,277,161
Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	3,764	3,724,892
Security	Par (000)	Value

Real Estate (continued)
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/29/22)(a)	$3,988	$3,389,800
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/29/22)(a)(b)	2,504	2,501,721
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	3,874	3,332,361
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	4,101	3,472,789
5.38%, 08/01/28 (Call 08/01/23)(a)	4,755	4,452,297
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	4,160	3,588,000
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	3,070	2,709,275
4.75%, 02/01/30 (Call 09/01/24)	4,185	3,596,673
5.00%, 03/01/31 (Call 03/01/26)	3,849	3,281,273
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	2,019	2,029,523
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	6,725	5,363,860
5.75%, 01/15/29 (Call 01/15/24)(a)	5,681	4,639,332
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	4,192	3,155,791
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	3,505	2,405,832
		51,643,419
Real Estate Investment Trusts — 3.0%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	3,175	2,554,510
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	3,306	2,603,475
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)	2,430	2,162,700
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	5,530	4,828,253
5.75%, 05/15/26 (Call 08/09/22)(a)(b)	5,155	5,027,208
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	2,495	2,204,482
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	3,423	2,533,020
4.75%, 05/01/24 (Call 11/01/23)	1,106	1,009,122
4.75%, 02/15/28 (Call 08/15/27)(b)	3,123	2,348,178
9.75%, 06/15/25 (Call 08/29/22)	3,698	3,680,287
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	3,686	3,231,714
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	7,160	6,307,566
3.75%, 09/15/30(a)(b)	2,230	1,707,466
6.00%, 04/15/25 (Call 08/29/22)(a)(b)	2,307	2,252,059
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	7,075	6,207,923
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	5,065	4,836,391
4.88%, 09/15/29 (Call 09/15/24)(a)	6,136	5,631,442
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	3,156	3,001,545
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	4,776	4,561,080
5.25%, 07/15/30 (Call 07/15/25)(a)	8,855	8,284,118
5.63%, 07/15/32 (Call 07/15/26)(a)	4,029	3,779,403
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	4,455	4,016,828
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	4,770	4,549,387
4.75%, 10/01/24 (Call 07/01/24)(b)	4,563	4,500,259
5.50%, 02/15/26 (Call 08/29/22)(b)	1,951	1,915,493

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	$4,141	$3,691,577
4.75%, 06/15/29 (Call 06/15/24)(a)	4,075	3,478,175
5.25%, 10/01/25 (Call 08/15/22)(a)(b)	2,429	2,295,915
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	8,117	6,988,291
4.63%, 08/01/29 (Call 08/01/24)(b)	5,734	5,375,625
5.00%, 10/15/27 (Call 10/15/22)(b)	9,754	9,388,225
5.25%, 08/01/26 (Call 08/29/22)	2,661	2,604,454
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	3,775	3,432,315
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	5,150	4,742,352
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	4,824	4,728,557
7.50%, 06/01/25 (Call 08/29/22)(a)(b)	2,360	2,419,307
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,120	3,756,964
4.75%, 10/15/27 (Call 10/15/22)(b)	4,044	3,902,460
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	2,990	2,804,769
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	3,035	2,689,769
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	10,659	9,326,625
3.88%, 02/15/27 (Call 02/15/23)(b)	8,775	8,361,171
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2,508	1,856,498
4.35%, 10/01/24 (Call 09/01/24)	6,029	5,394,418
4.38%, 02/15/30 (Call 08/15/29)(b)	2,280	1,668,297
4.50%, 06/15/23 (Call 12/15/22)	47	45,251
4.50%, 03/15/25 (Call 09/15/24)	2,814	2,389,093
4.65%, 03/15/24 (Call 09/15/23)	1,190	1,082,174
4.75%, 10/01/26 (Call 08/01/26)	2,946	2,306,512
4.95%, 02/15/27 (Call 08/15/26)(b)	2,533	2,085,685
4.95%, 10/01/29 (Call 07/01/29)	2,635	1,960,124
5.25%, 02/15/26 (Call 08/15/25)	2,231	1,886,330
5.50%, 12/15/27 (Call 09/15/27)	3,285	2,853,470
7.50%, 09/15/25 (Call 06/15/25)	5,111	4,955,421
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,225	2,910,562
3.75%, 12/31/24 (Call 09/30/24)(a)	2,675	2,579,944
4.38%, 01/15/27 (Call 07/15/26)(a)	3,345	3,066,036
4.75%, 03/15/25 (Call 09/15/24)(b)	2,549	2,531,769
5.50%, 11/01/23 (Call 08/01/23)(a)(b)	575	570,687
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	4,425	3,159,783
7.88%, 02/15/25 (Call 08/29/22)(a)	14,043	14,130,769
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	3,820	3,362,056
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	6,885	5,300,142
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	3,754	3,385,658
6.38%, 08/15/25 (Call 08/15/22)(a)	2,675	2,694,019
		245,895,158
Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,365	3,976,428
3.88%, 01/15/28 (Call 09/15/22)(a)	9,638	8,913,322
Security	Par (000)	Value

Retail (continued)
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	$19,164	$16,672,680
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	5,872	5,442,228
5.75%, 04/15/25 (Call 08/29/22)(a)(b)	1,868	1,891,350
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)(b)	2,300	1,552,500
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 08/15/22)(a)	2,392	2,352,867
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	2,517	2,333,309
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	3,150	2,646,252
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	1,992	1,822,795
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	4,725	4,170,379
4.75%, 03/01/30 (Call 03/01/25)(b)	3,075	2,681,016
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	4,585	4,004,287
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(a)(b)	1,942	1,524,473
7.13%, 07/15/29 (Call 07/15/24)(a)(b)	3,165	2,107,920
Bath & Body Works Inc.
5.25%, 02/01/28(b)	3,971	3,744,296
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	6,799	6,488,026
6.69%, 01/15/27	1,386	1,366,943
6.75%, 07/01/36	4,453	4,041,097
6.88%, 11/01/35(b)	5,918	5,424,616
6.95%, 03/01/33(b)	2,420	2,024,375
7.50%, 06/15/29 (Call 06/15/24)(b)	3,138	3,102,698
9.38%, 07/01/25(a)(b)	2,117	2,212,639
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(c)	2,506	1,749,313
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(a)(b)	2,400	2,124,000
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,357	1,310,432
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	1,984	815,642
5.17%, 08/01/44 (Call 02/01/44)	3,442	602,350
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)(b)	1,948	1,709,370
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	2,000	1,618,100
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	2,013	1,922,415
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	1,900	1,363,204
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	4,730	2,823,574
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	4,117	2,717,220
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	3,245	2,480,023
5.88%, 10/01/28 (Call 10/01/23)(a)	3,985	2,526,490
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	21,055	17,311,210
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	4,456	4,166,360
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	2,869	2,889,042
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/09/22)(a)	5,353	5,122,286
8.50%, 10/30/25 (Call 08/30/22)(a)(b)	4,085	4,000,277
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)(b)	4,005	3,724,650
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	5,585	4,896,537
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	6,320	5,893,400
6.75%, 01/15/30 (Call 01/15/25)(a)	7,857	6,423,097

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	$3,197	$2,859,895
5.63%, 01/01/30 (Call 01/01/25)(a)	3,165	2,971,619
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	2,740	2,130,350
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)(b)	2,605	2,000,744
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	5,085	3,729,593
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	4,795	3,473,498
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	4,653	4,161,690
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	3,459	3,174,912
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	2,191	1,774,710
IRB Holding Corp., 7.00%, 06/15/25 (Call 08/29/22)(a)(b)	4,000	4,091,960
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,527	2,084,104
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 08/29/22)(a)	3,822	3,830,580
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	5,370	4,054,350
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	6,613	5,650,790
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	6,135	5,458,641
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	3,693	3,351,398
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,590	1,513,442
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)(b)	5,415	4,897,380
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	1,739	1,078,180
4.50%, 12/15/34 (Call 06/15/34)	2,243	1,626,175
5.13%, 01/15/42 (Call 07/15/41)	1,382	944,397
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	3,580	3,144,260
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	3,120	2,674,757
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	2,445	2,055,823
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	2,135	2,034,548
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	5,005	4,166,662
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	8,381	5,740,985
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	3,433	3,132,341
4.75%, 09/15/29 (Call 09/15/24)(b)	3,199	3,094,617
5.63%, 05/01/27 (Call 08/29/22)	853	840,094
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	7,613	7,450,082
Nordstrom Inc.
2.30%, 04/08/24 (Call 08/15/22)(b)	612	578,943
4.00%, 03/15/27 (Call 12/15/26)(b)	2,606	2,386,250
4.25%, 08/01/31 (Call 05/01/31)	2,485	2,012,626
4.38%, 04/01/30 (Call 01/01/30)(b)	3,645	3,058,039
5.00%, 01/15/44 (Call 07/15/43)(b)	5,649	4,139,254
6.95%, 03/15/28(b)	2,004	1,993,284
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	2,405	2,104,028
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	2,550	1,647,799
6.75%, 08/01/29 (Call 08/01/24)(a)(b)	1,960	1,331,173
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	4,690	2,840,061
Security	Par (000)	Value

Retail (continued)
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)(b)	$2,392	$1,861,430
7.50%, 10/15/27 (Call 10/15/22)(a)	1,942	1,799,137
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	3,205	3,091,190
3.75%, 06/15/29 (Call 06/15/24)	3,135	2,821,500
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	7,255	6,884,850
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	7,835	7,542,911
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	3,756	2,929,680
4.45%, 02/15/25 (Call 11/15/24)(b)	2,959	2,836,882
4.75%, 02/15/27 (Call 11/15/26)(b)	4,126	3,471,039
4.85%, 04/01/24(b)	3,045	2,980,833
5.45%, 08/15/34 (Call 02/15/34)(b)	2,682	1,906,450
5.95%, 03/15/43	1,676	1,135,142
Rite Aid Corp.
7.50%, 07/01/25 (Call 08/29/22)(a)(b)	3,257	2,831,536
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	5,332	4,515,697
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/29/22)	4,395	4,389,506
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)(b)	2,322	2,031,150
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	4,136	3,515,062
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	3,319	2,704,985
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	4,647	4,135,830
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	3,845	3,594,691
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	5,130	4,438,127
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	3,048	2,741,371
Staples Inc.
7.50%, 04/15/26 (Call 08/29/22)(a)	12,985	11,491,725
10.75%, 04/15/27 (Call 08/29/22)(a)(b)	6,438	4,786,009
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)	4,505	4,104,137
5.88%, 03/01/27 (Call 08/29/22)(b)	1,185	1,137,600
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	3,480	3,201,600
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 08/29/22)(a)	2,120	2,111,276
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	4,120	3,410,536
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(a)(b)	1,750	1,650,250
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	3,895	3,291,197
White Cap Parent LLC, 8.25%, 03/15/26 (Call 08/29/22), (9.00% PIK)(a)(c)	560	462,810
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	6,893	6,237,958
3.88%, 11/01/23 (Call 08/01/23)(b)	505	503,738
4.63%, 01/31/32 (Call 10/01/26)(b)	7,007	6,659,593
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,847	4,713,223
5.35%, 11/01/43 (Call 05/01/43)	1,991	1,692,350
5.38%, 04/01/32 (Call 04/01/27)(b)	6,960	6,873,000
6.88%, 11/15/37(b)	1,960	2,075,594
		428,531,117

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(d)	$1,490	$1,504,849
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 08/29/22)(a)(b)	2,956	2,941,652
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/29/22)(a)(b)	2,485	2,348,325
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)	5,950	5,905,375
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	2,286	2,028,321
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	2,095	1,975,417
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	4,250	3,934,565
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,546	2,221,894
		21,355,549
Software — 2.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/29/22)(a)(b)	2,916	2,853,568
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	4,263	3,943,275
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 08/29/22)(a)(b)	4,162	4,081,030
9.13%, 03/01/26 (Call 08/09/22)(a)	2,267	2,165,068
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)(b)	3,935	3,764,260
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	2,144	1,768,074
Central Parent Inc./Central Merger Sub Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	4,725	4,802,490
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/09/22)(a)	5,496	5,469,454
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	6,570	5,978,700
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	5,530	4,894,050
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(a)(b)	2,359	2,170,280
6.50%, 10/15/28 (Call 10/15/26)(a)(b)	2,915	2,592,838
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	2,730	2,544,688
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	3,480	3,098,488
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	5,674	5,292,121
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	2,393	2,441,482
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	2,620	2,083,645
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	3,024	2,623,320
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	15,087	13,653,735
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	4,460	3,863,829
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	5,088	4,645,344
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,830	3,409,559
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	6,691	6,089,546
4.00%, 11/15/29 (Call 11/15/24)(a)	5,373	5,062,548
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	5,726	5,267,698
3.88%, 12/01/29 (Call 12/01/24)(a)	6,165	5,549,394
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	5,569	5,146,842
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	3,979	3,541,923

Security	Par (000)	Value

Software (continued)
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	$4,090	$3,668,894
PTC Inc.
3.63%, 02/15/25 (Call 08/29/22)(a)	2,074	2,022,046
4.00%, 02/15/28 (Call 02/15/23)(a)	3,506	3,325,373
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	4,365	3,607,551
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	3,200	2,351,726
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	6,154	5,390,210
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	3,741	2,698,196
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	1,843	1,130,049
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 08/29/22)(a)(b)	11,870	11,692,187
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	3,156	2,780,057
3.88%, 03/15/31 (Call 03/15/26)(b)	3,272	2,898,534
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 08/29/22)(a)	11,489	9,697,593
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	3,338	3,061,280
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	4,123	3,690,085
		176,811,030
Telecommunications — 7.1%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	8,015	6,187,019
10.50%, 05/15/27 (Call 08/09/22)(a)	10,272	9,700,877
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	12,995	11,176,610
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	3,045	2,579,389
5.13%, 07/15/29 (Call 04/15/24)(a)	15,945	13,646,528
5.50%, 01/15/28 (Call 09/15/22)(a)	6,755	5,956,086
8.13%, 02/01/27 (Call 08/09/22)(a)(b)	9,874	9,750,279
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	6,620	3,109,613
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(d)	3,550	3,114,560
4.88%, 11/23/81 (Call 08/23/31)(a)(d)	3,175	2,674,938
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	7,848	6,994,608
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	2,845	2,603,175
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	8,255	7,177,557
6.00%, 03/01/26 (Call 08/29/22)(a)	10,151	9,867,787
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	4,451	3,683,203
8.25%, 03/01/27 (Call 08/29/22)(a)(b)	6,305	5,485,350
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/09/22)(a)(b)	4,515	3,712,165
6.00%, 06/15/25 (Call 08/09/22)(a)	8,519	7,880,075
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/22)(a)	13,677	13,376,516
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	2,902	2,292,781
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	4,725	4,063,500
Embarq Corp., 8.00%, 06/01/36	9,411	7,740,783
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	10,729	10,082,470
5.88%, 10/15/27 (Call 10/15/23)(a)	6,742	6,641,814
5.88%, 11/01/29 (Call 11/01/24)(b)	4,910	4,124,400
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	6,640	5,578,065
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	6,777	6,031,530
8.75%, 05/15/30 (Call 05/15/25)(a)	8,250	8,760,593

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Frontier Florida LLC, Series E, 6.86%, 02/01/28	$195	$185,250
Hughes Satellite Systems Corp.
5.25%, 08/01/26	5,226	5,302,822
6.63%, 08/01/26(b)	5,002	4,870,698
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	7,815	7,501,228
7.00%, 10/15/28 (Call 10/15/24)(a)	5,920	5,682,342
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	18,675	17,265,037
Intrado Corp., 8.50%, 10/15/25 (Call 08/29/22)(a)(b)	4,459	3,907,600
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	5,715	4,776,368
3.75%, 07/15/29 (Call 01/15/24)(a)	5,860	4,849,150
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	7,729	6,743,178
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	6,555	5,991,532
5.25%, 03/15/26 (Call 08/29/22)(b)	4,431	4,386,690
5.38%, 05/01/25 (Call 08/29/22)(b)	4,487	4,493,057
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(a)(c)	19,834	9,751,936
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	6,015	4,389,627
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	8,128	7,477,923
4.50%, 01/15/29 (Call 01/15/24)(a)	6,821	5,405,643
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	6,939	6,320,666
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	6,236	5,207,060
5.63%, 04/01/25 (Call 01/01/25)(b)	3,209	3,176,673
Series G, 6.88%, 01/15/28(b)	3,296	3,032,320
Series P, 7.60%, 09/15/39	3,048	2,457,587
Series U, 7.65%, 03/15/42(b)	3,020	2,355,600
Series W, 6.75%, 12/01/23(b)	2,815	2,860,537
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	6,930	7,108,101
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)(b)	3,682	3,768,674
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	5,151	4,212,356
5.13%, 01/15/28 (Call 09/15/22)(a)	2,972	2,729,895
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	4,209	4,002,258
Nokia OYJ
4.38%, 06/12/27(b)	3,277	3,230,598
6.63%, 05/15/39(b)	2,802	2,887,993
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)	2,055	2,070,413
Qwest Corp., 7.25%, 09/15/25(b)	1,610	1,686,475
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	2,856	2,520,420
Sprint Capital Corp.
6.88%, 11/15/28	15,906	17,854,485
8.75%, 03/15/32	13,338	17,272,710
Sprint Corp.
7.13%, 06/15/24	16,490	17,273,275
7.63%, 02/15/25 (Call 11/15/24)	10,421	11,122,854
7.63%, 03/01/26 (Call 11/01/25)(b)	9,538	10,397,552
7.88%, 09/15/23	20,093	20,832,623
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	2,815	2,815,901
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	2,280	2,307,200
Telecom Italia Capital SA
6.00%, 09/30/34	6,539	5,151,604
6.38%, 11/15/33	6,587	5,492,899
7.20%, 07/18/36	6,117	5,073,317
7.72%, 06/04/38	6,264	5,199,120
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	9,131	8,877,615
Security	Par (000)	Value

Telecommunications (continued)
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	$2,738	$1,611,998
5.63%, 12/06/26 (Call 12/06/23)(a)	2,890	1,844,918
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	2,686	1,114,287
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	5,904	5,503,532
2.63%, 04/15/26 (Call 04/15/23)(b)	3,551	3,346,818
2.63%, 02/15/29 (Call 02/15/24)	1,805	1,615,475
2.88%, 02/15/31 (Call 02/15/26)	1,326	1,173,510
3.38%, 04/15/29 (Call 04/15/24)	8,690	8,112,897
3.50%, 04/15/31 (Call 04/15/26)	6,794	6,282,412
4.75%, 02/01/28 (Call 02/01/23)(b)	4,133	4,125,313
5.38%, 04/15/27 (Call 08/09/22)(b)	799	808,918
U.S. Cellular Corp., 6.70%, 12/15/33(b)	3,722	3,698,458
ViaSat Inc.
5.63%, 09/15/25 (Call 08/09/22)(a)	5,173	4,552,240
5.63%, 04/15/27 (Call 08/09/22)(a)(b)	3,211	3,027,652
6.50%, 07/15/28 (Call 07/15/23)(a)	2,399	1,784,856
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	2,582	2,274,711
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	8,820	7,725,350
4.75%, 07/15/31 (Call 07/15/26)(a)	9,065	8,203,825
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(b)(d)	3,475	3,092,750
4.13%, 06/04/81 (Call 03/04/31)(b)(d)	6,520	5,277,712
5.13%, 06/04/81 (Call 12/04/50)(d)	6,386	4,858,724
7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(d)	12,753	13,406,591
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	8,996	8,055,018
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/29/22)(a)(b)	9,174	8,029,635
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	7,135	5,529,625
		591,328,358
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 08/29/22)(a)(b)	4,053	2,867,498

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	2,480	2,351,846
3.75%, 04/01/29 (Call 04/01/24)(a)	4,935	4,558,706
5.45%, 11/01/41 (Call 05/01/41)(b)	2,137	1,948,509
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	3,265	3,338,462
6.20%, 10/01/40	1,402	1,373,960
		13,571,483
Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/15/22)(a)	3,582	1,826,820
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	4,774	4,450,084
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	2,090	1,455,985
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	2,310	2,308,966
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	4,805	4,240,412
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	3,761	3,599,954
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	2,893	2,704,203

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
XPO CNW Inc., 6.70%, 05/01/34	$1,883	$1,781,197
XPO Logistics Inc., 6.25%, 05/01/25 (Call 08/29/22)(a)(b)	2,338	2,373,070
		24,740,691
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3 mo. LIBOR US + 4.300%)(a)(b)(d)	3,118	2,956,643
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 08/29/22)(a)(b)	2,524	1,381,890
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	6,029	5,420,433
6.50%, 10/01/25 (Call 08/29/22)(a)	4,227	4,205,865
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	2,692	2,717,870
		16,682,701
Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)(b)	2,735	2,650,106

Total Corporate Bonds & Notes — 96.8%
(Cost: $8,784,630,506)		8,039,052,312

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(f)	4	—
Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1	12,744
Health Care Technology — 0.0%
Quincy Health LLC(f)(g)	12	48,846

Total Common Stocks — 0.0%
(Cost $1,371,787)		61,590

Total Long-Term Investments — 96.8%
(Cost: $8,786,002,293)		8,039,113,902
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(h)(i)(j)	1,384,952	$1,384,813,938
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(h)(i)	111,240	111,240,000

Total Short-Term Securities — 18.0%
(Cost: $1,496,073,150)		1,496,053,938

Total Investments in Securities — 114.8%
(Cost: $10,282,075,443)		9,535,167,840

Liabilities in Excess of Other Assets — (14.8)%		(1,230,695,224)

Net Assets — 100.0%		$8,304,472,616

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Non-income producing security.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,178,596,220	$206,963,743	(a)	$—	$(602,983)	$(143,042)	$1,384,813,938	1,384,952	$3,831,276	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	44,140,000	67,100,000	(a)	—	—	—	111,240,000	111,240	334,380		—
					$(602,983)	$(143,042)	$1,496,053,938		$4,165,656		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,039,052,312	$—	$8,039,052,312
Common Stocks	12,744	—	48,846	61,590
Money Market Funds	1,496,053,938	—	—	1,496,053,938
	$1,496,066,682	$8,039,052,312	$48,846	$9,535,167,840

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate